UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December	31

Date of reporting period:	December	31, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Annual Report
12.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 4

Notes to financial
statements
page 2 2

Trustees and officers
page 3 3

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term growth of capital and income without assuming undue market risks by normally investing at least 80% of its stock investments in a diversified portfolio of companies with market capitalizations within the range of the Standard & Poor’s 500 Index. At least 65% of the Fund’s stock investments are “dividend performers” — companies whose dividend payments have increased steadily for 10 years.

Over the last twelve months

► The stock market produced strong results and the Fund delivered returns in line with its peer group average, while underperforming its benchmark index.

► Relative performance was better in the first half, although most of the Fund’s gains on an absolute basis occurred in the final six months of the period.

► After raising short-term interest rates by four 0.25% increments, bringing its target federal funds rate to 5.25% in June, the Federal Reserve Board stood pat for the rest of the year.

Top 10 holdings

General Electric Co.	4.0%	Bank of America Corp.	2.9%

Cisco Systems, Inc.	3.4%	Microsoft Corp.	2.8%

Exxon Mobil Corp.	3.2%	PepsiCo, Inc.	2.8%

International Business Machines Corp.	3.1%	American International Group, Inc.	2.7%

Johnson & Johnson	3.1%	Marriott International, Inc. (Class A)	2.7%

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Sovereign Investors Fund

Looking back, 2006 was a year with two very different halves. For the first six months, a relatively vibrant economy and healthy corporate earnings growth were tempered by rising short-term interest rates and surging crude oil prices. As a result, stock prices advanced very tentatively from January through April before pulling back sharply after the Fed’s rate hike on May 10. Following a two-month market correction, during which it became clearer that the economy was slowing, stock prices launched a rally that carried through the end of the year, punctuated by only a few mild pullbacks.

Why did the market perform so well in the second half of the year? The answer appears to be that the two factors most worrying investors earlier in the year — interest rates and energy prices — took a more favorable turn in the second half of 2006. The Federal Reserve Board’s decision in August to keep short-term interest rates unchanged marked the first time in more than two years that the central bank chose not to increase the target federal funds rate. The Fed subsequently reaffirmed its decision to sit tight in September, October and December. Stable interest rates, and even the possibility of rate cuts at some point in 2007, put investors in the mood to buy stocks in the third and fourth quarters of 2006.

The other significant change occurred in the energy markets. After climbing steadily during the first half of the year — and reaching a peak

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Cisco Systems	▲	Strong telecom spending, attractive valuation

Marriott	▲	Demand for rooms spurs rising revenues and earnings
International

Medtronic	▼	Rival’s product recalls suppress ICD demand

2

Portfolio Managers, Sovereign Asset Management
John F. Snyder III and Barry H. Evans, CFA

of more than $78 per barrel in July — crude oil fell sharply in August and September, stabilizing around $60 per barrel in the fourth quarter. Natural gas prices plunged even more precipitously, declining by almost 50% in the second half of 2006. Lower energy prices were seen as dampening inflationary pressures and providing consumers with more money to spend on other purchases and, therefore, as an overall positive influence on the economy and the stock market.

“Following a two-month market
correction, during which it
became clearer that the economy
was slowing, stock prices
launched a rally that carried
through the end of the year…”

Looking at performance

For the 12 months ended December 31, 2006, John Hancock Sovereign Investors Fund’s Class A, Class B, Class C, Class I and Class R shares returned 14.67%, 13.92%, 13.90%, 15.21% and 13.22%, respectively, at net asset value. By comparison, the S&P 500 Index returned 15.79%, and the average large-cap blend fund monitored by Morningstar, Inc. posted a gain of 14.15% .1 Keep in mind that your returns will differ from those listed above if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

The Fund was marginally ahead of the benchmark at the mid-way point of the year, as investors favored larger, dividend-paying companies as a defensive maneuver while the market was undergoing its correction. However, we lost some ground in the second half, when a strong market led investors once again to favor lower-quality shares. Even so, it was encouraging that the discrepancy in performance among different quality segments of the market was narrower than it has been in the recent past and that investors appeared to be recognizing the attractive values in the mega-cap group.

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3

Materials and health care hamper returns

The sectors that detracted most from performance were materials and health care. While our picks in materials did well, the Fund’s lack of exposure to the extremely strong metals and mining segment was a drawback to its positioning in the materials sector.

In health care, the Fund’s performance suffered due to our position in Medtronic, a maker of implantable cardiac defibrillators (ICDs). Product recalls by a competitor temporarily depressed demand across the broader ICD market, hurting Medtronic’s stock. Not knowing how long this situation would be a headwind for the stock, we liquidated the position. Israel-based Teva Pharmaceutical Industries, Ltd., a leading maker of generic drugs, also hurt the Fund’s results. The company reported a large loss for the first quarter of 2006 in connection with its acquisition of rival Ivax. Even excluding the charge of $1.2 billion taken for the acquisition, earnings fell short of Wall Street’s estimates. Despite these short-term disappointments, we continued to like Teva’s strong positioning as a leader in the generic drug market.

Further detracting from performance versus the index were the Fund’s lack of exposure to the utilities sector and a significant underweighting in telecommunication services. The latter was the benchmark’s best-performing sector, spurred by a wave of industry consolidation. Meanwhile, utilities turned in the third-best return among the benchmark’s sectors, behind telecommunication services and energy. In both cases, lackluster growth prospects prompted us to look elsewhere for investment ideas.

Technology, consumer discretionary and industrials lift performance

On the positive side, the Fund was aided by our stock selection in information technology, consumer discretionary and industrials. Network equipment maker Cisco Systems, Inc., was a stand-out performer, its stock benefiting from a relatively modest valuation at the beginning of the period, along with gains in market share, some smart acquisitions and healthy equipment spending by telecommunication services providers. International Business Machines Corp. also performed well, as bookings improved somewhat in the second half of the year.

SECTOR DISTRIBUTION[2]

Financials	22%

Industrials	15%

Information technology	14%

Consumer staples	12%

Energy	11%

Health care	9%

Consumer discretionary	7%

Materials	3%

Telecommunication
services	2%

In the consumer discretionary sector, hospitality industry kingpin Marriott International, Inc. merits mention. Solid supply/demand

Sovereign Investors Fund

4

fundamentals in the hotel business led to firm pricing and rising room revenues. The company further helped its cause by buying back stock. In industrials, the Fund benefited from its stake in Emerson Electric Co., a provider of equipment for the electric power industry. Strong earnings growth driven in part by ongoing infrastructure build-out in developing countries aided the stock.

“…the Fund was aided by our
stock selection in information
technology, consumer
discretionary and industrials.”

Outlook

While we anticipate further modest slowing in economic growth during 2007, we see no recession on the horizon at present. Likewise, corporate earnings could expand more modestly this year than they did in 2006. Given this backdrop, we think mega-cap, dividend-paying stocks could outperform the broader market, as they generally provide more stable earnings growth than smaller companies do under less-than-ideal conditions. The international presence of many of these companies is also a benefit, as the dollar could weaken further and many foreign economies have been growing faster than the United States. Finally, valuations in our investment universe remain attractive compared with most other size and style groups.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

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5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	12-31-06

A	5-1-36	8.96%	2.65%	5.83%	—	8.96%	13.96%	76.20%	—	1.13%

B	1-3-94	8.92	2.64	5.77	—	8.92	13.93	75.22	—	0.46

C	5-1-98	12.90	2.99	—	2.47%	12.90	15.86	—	23.60%	0.46

I1	12-1-03	15.21	—	—	8.86	15.21	—	—	29.91	1.62

R1	8-5-03	13.22	—	—	9.63	13.22	—	—	36.78	1.11

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Sovereign Investors Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	12-31-96	$17,522	$17,522	$22,447

C1	5-1-98	12,360	12,360	14,503

I2	12-1-03	12,991	12,991	14,018

R2	8-5-03	13,678	13,678	15,633

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of December 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

Sovereign Investors Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,106.80	$6.00

Class B	1,000.00	1,102.80	9.70

Class C	1,000.00	1,102.60	9.70

Class I	1,000.00	1,109.40	3.67

Class R	1,000.00	1,097.70	9.11

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Sovereign Investors Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,019.51	$5.75

Class B	1,000.00	1,015.98	9.30

Class C	1,000.00	1,015.98	9.30

Class I	1,000.00	1,021.73	3.52

Class R	1,000.00	1,016.52	8.76

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.13%, 1.83%, 1.83%, 0.69% and 1.72% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Sovereign Investors Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-06

This schedule is divided into three main categories: common stocks, preferred stocks and short-term investments. The common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.32%		$883,632,992

(Cost $591,537,628)

Aerospace & Defense 2.01%		18,818,520

United Technologies Corp.	301,000	18,818,520

Asset Management & Custody Banks 4.19%		39,207,139

Bank of New York Co., Inc. (The)	300,000	11,811,000

Price (T. Rowe) Group, Inc.	240,716	10,536,139

State Street Corp.	250,000	16,860,000

Communications Equipment 3.38%		31,696,787

Cisco Systems, Inc. (I)	1,159,780	31,696,787

Computer Hardware 3.19%		29,927,645

Diebold, Inc.	12,000	559,200

International Business Machines Corp.	302,300	29,368,445

Consumer Finance 0.98%		9,212,740

American Express Co.	151,850	9,212,740

Data Processing & Outsourced Services 2.79%		26,116,500

Automatic Data Processing, Inc.	450,000	22,162,500

Paychex, Inc.	100,000	3,954,000

Diversified Banks 1.17%		10,945,368

Wells Fargo & Co.	307,800	10,945,368

Drug Retail 0.99%		9,273,000

CVS Corp.	300,000	9,273,000

Electrical Components & Equipment 2.12%		19,840,500

Emerson Electric Co.	450,000	19,840,500

Food Distributors 1.37%		12,866,000

Sysco Corp.	350,000	12,866,000

Footwear 1.06%		9,903,000

NIKE, Inc. (Class B)	100,000	9,903,000

General Merchandise Stores 2.31%		21,616,245

Target Corp.	378,900	21,616,245

Health Care Supplies 0.96%		8,955,000

DENTSPLY International, Inc.	300,000	8,955,000

See notes to financial statements

Sovereign Investors Fund

10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Home Improvement Retail 0.86%		$8,032,000

Home Depot, Inc. (The)	200,000	8,032,000

Hotels, Resorts & Cruise Lines 2.67%		25,053,000

Marriott International, Inc. (Class A)	525,000	25,053,000

Household Products 3.66%		34,301,571

Colgate-Palmolive Co.	275,000	17,941,000

Procter & Gamble Co. (The)	254,560	16,360,571

Hypermarkets & Super Centers 0.99%		9,236,000

Wal-Mart Stores, Inc.	200,000	9,236,000

Industrial Conglomerates 7.23%		67,769,117

3M Co.	226,950	17,686,213

General Electric Co.	1,018,350	37,892,804

Textron, Inc.	130,000	12,190,100

Industrial Gases 1.97%		18,439,764

Praxair, Inc.	310,800	18,439,764

Industrial Machinery 2.77%		25,940,228

Danaher Corp.	100,000	7,244,000

Dover Corp.	381,400	18,696,228

Integrated Oil & Gas 9.14%		85,661,390

BP Plc, American Depositary Receipt (ADR) (United Kingdom)	76,500	5,133,150

Chevron Corp.	277,300	20,389,869

ConocoPhillips	100,000	7,195,000

Exxon Mobil Corp.	385,872	29,569,371

Total SA, ADR (France) (L)	325,000	23,374,000

Integrated Telecommunication Services 1.91%		17,875,000

AT&T, Inc.	500,000	17,875,000

Investment Banking & Brokerage 3.90%		36,571,500

Lehman Brothers Holdings, Inc.	200,000	15,624,000

Merrill Lynch & Co., Inc.	225,000	20,947,500

Multi-Line Insurance 4.00%		37,503,247

American International Group, Inc.	357,720	25,634,215

Hartford Financial Services Group, Inc. (The)	127,200	11,869,032

Office Services & Supplies 0.73%		6,793,000

Avery Dennison Corp.	100,000	6,793,000

Oil & Gas Exploration & Production 1.00%		9,367,500

EOG Resources, Inc.	150,000	9,367,500

Other Diversified Financial Services 6.85%		64,214,519

Bank of America Corp.	507,600	27,100,764

Citigroup, Inc.	319,457	17,793,755

JPMorgan Chase & Co.	400,000	19,320,000

Pharmaceuticals 8.34%		78,116,564

Abbott Laboratories	401,700	19,566,807

Johnson & Johnson	432,850	28,576,757

See notes to financial statements

Sovereign Investors Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Pharmaceuticals (continued)

Teva Pharmaceutical Industries Ltd., ADR (Israel)		350,000	$10,878,000

Wyeth		375,000	19,095,000

Regional Banks 1.03%			9,622,000

Marshall & Ilsley Corp.		200,000	9,622,000

Semiconductors 1.97%			18,450,000

Microchip Technology, Inc.		300,000	9,810,000

Texas Instruments, Inc.		300,000	8,640,000

Soft Drinks 2.77%			25,947,304

PepsiCo, Inc.		414,825	25,947,304

Specialty Chemicals 1.36%			12,780,000

Rohm & Haas Co.		250,000	12,780,000

Systems Software 2.78%			26,069,273

Microsoft Corp.		873,050	26,069,273

Tobacco 1.87%			17,511,571

Altria Group, Inc.		204,050	17,511,571

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.68%			$6,348,750

(Cost $6,000,000)

Oil & Gas Exploration & Production 0.68%			6,348,750

Lasmo America Ltd., 8.15%,
Ser A (S)	A+	60,000	6,348,750

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 7.56%			$70,812,181

(Cost $70,812,181)

Joint Repurchase Agreement 5.22%			48,903,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 12-29-06 due 1-3-07 (secured
by U.S. Treasury Inflation Indexed Notes 1.625% due 1-15-15,
2.500% due 7-15-16 and 3.875% due 1-15-09).
Maturity Value: $48,936,417	4.920%	$48,903	48,903,000

		Shares
Cash Equivalents 2.34%			21,909,181

AIM Cash Investment Trust (T)	21,909,181		21,909,181

Total investments (Cost $668,349,809) 102.56%			$960,793,923

Other assets and liabilities, net (2.56%)			($23,987,947)

Total net assets 100.00%			$936,805,976

See notes to financial statements

Sovereign Investors Fund

12

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,348,750 or 0.68% of the Fund’s net assets as of December 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Sovereign Investors Fund

13

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $668,349,809)
including $21,482,576 of securities loaned	$960,793,923
Cash and cash equivalents	51,683
Receivable for shares sold	161,156
Dividends and interest receivable	1,061,446
Other assets	221,321

Total assets	962,289,529

Liabilities

Payable for shares repurchased	1,477,124
Payable upon return of securities loaned	21,909,181
Payable to affiliates
Management fees	1,411,690
Distribution and service fees	91,462
Other	211,539
Other payables and accrued expenses	382,557

Total liabilities	25,483,553

Net assets

Capital paid-in	634,904,457
Accumulated net realized gain on investments	9,738,078
Net unrealized appreciation of investments	292,444,114
Distributions in excess of net investment income	(280,673)

Net assets	$936,805,976

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($809,582,732 ÷ 42,740,043 shares)	$18.94
Class B ($111,497,545 ÷ 5,902,921 shares)	$18.89
Class C ($15,446,254 ÷ 816,398 shares)	$18.92
Class I ($153,372 ÷ 8,102 shares)	$18.93
Class R ($126,073 ÷ 6,725 shares)	$18.75

Maximum offering price per share

Class A1 ($18.94 ÷ 95%)	$19.94

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Sovereign Investors Fund

14

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $183,945)	$18,676,928
Interest	2,162,854
Securities lending	74,451

Total investment income	20,914,233

Expenses

Investment management fees (Note 2)	5,602,442
Distribution and service fees (Note 2)	3,862,631
Class A, B and C transfer agent fees (Note 2)	1,982,825
Class I transfer agent fees (Note 2)	855
Class R transfer agent fees (Note 2)	1,242
Accounting and legal services fees (Note 2)	158,417
Compliance fees	25,598
Custodian fees	136,731
Printing fees	133,077
Blue sky fees	62,760
Trustees’ fees	50,687
Professional fees	49,111
Securities lending fees	2,811
Miscellaneous	55,075

Total expenses	12,124,262
Less expense reductions (Note 2)	(121,844)

Net expenses	12,002,418

Net investment income	8,911,815

Realized and unrealized gain

Net realized gain on investments	97,774,255
Change in net unrealized appreciation (depreciation) of investments	22,268,715

Net realized and unrealized gain	120,042,970

Increase in net assets from operations	$128,954,785

See notes to financial statements

Sovereign Investors Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-05[1]	12-31-06

Increase (decrease) in net assets

From operations
Net investment income	$8,445,642	$8,911,815
Net realized gain	68,501,816	97,774,255
Change in net unrealized appreciation (depreciation)	(56,887,512)	22,268,715

Increase in net assets resulting from operations	20,059,946	128,954,785

Distributions to shareholders
From net investment income
Class A	(7,939,692)	(8,398,154)
Class B	(406,281)	(440,314)
Class C	(43,810)	(56,633)
Class I	(40,605)	(22,989)
Class R	(857)	(464)
From net realized gain
Class A	(54,311,915)	(80,347,560)
Class B	(10,292,451)	(11,082,732)
Class C	(1,119,755)	(1,547,186)
Class I	(196,253)	(15,050)
Class R	(8,080)	(13,618)
	(74,359,699)	(101,924,700)
From Fund share transactions	(150,021,232)	(83,183,967)

Net assets

Beginning of period	1,197,280,843	992,959,858
End of period[2]	$992,959,858	$936,805,976

1 Audited by previous auditor.

2 Includes distribution in excess of net investment income of $273,934 and $280,673, respectively.

See notes to financial statements

Sovereign Investors Fund

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.88	$15.81	$18.74	$19.54	$18.51
Net investment income[2]	0.24	0.14	0.17	0.18	0.20
Net realized and unrealized
gain (loss) on investments	(3.94)	2.93	0.80	0.27	2.51
Total from investment operations	(3.70)	3.07	0.97	0.45	2.71
Less distributions
From net investment income	(0.25)	(0.14)	(0.17)	(0.18)	(0.21)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.37)	(0.14)	(0.17)	(1.48)	(2.28)
Net asset value, end of period	$15.81	$18.74	$19.54	$18.51	$18.94
Total return[3] (%)	(18.68)	19.55	5.23	2.28[4]	14.67[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$908	$998	$936	$818	$810
Ratio of net expenses to average
net assets (%)	1.17	1.24	1.20	1.19	1.16
Ratio of gross expenses to average
net assets (%)	1.17	1.24	1.20	1.20[5]	1.17[5]
Ratio of net investment income
to average net assets (%)	1.36	0.85	0.91	0.92	1.04
Portfolio turnover (%)	85	47	20	30	36

See notes to financial statements

Sovereign Investors Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.86	$15.79	$18.71	$19.49	$18.46
Net investment income[2]	0.12	0.03	0.03	0.04	0.07
Net realized and unrealized
gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50
Total from investment operations	(3.82)	2.95	0.83	0.31	2.57
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)
Net asset value, end of period	$15.79	$18.71	$19.49	$18.46	$18.89
Total return[3] (%)	(19.29)	18.75	4.45	1.57[4]	13.92[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$328	$315	$232	$155	$111
Ratio of net expenses to average
net assets (%)	1.87	1.94	1.90	1.89	1.86
Ratio of gross expenses to average
net assets (%)	1.87	1.94	1.90	1.90[5]	1.87[5]
Ratio of net investment income
to average net assets (%)	0.65	0.16	0.18	0.21	0.34
Portfolio turnover (%)	85	47	20	30	36

See notes to financial statements

Sovereign Investors Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.88	$15.81	$18.73	$19.52	$18.49
Net investment income[2]	0.12	0.03	0.04	0.04	0.07
Net realized and unrealized
gain (loss) on investments	(3.94)	2.92	0.80	0.27	2.50
Total from investment operations	(3.82)	2.95	0.84	0.31	2.57
Less distributions
From net investment income	(0.13)	(0.03)	(0.05)	(0.04)	(0.07)
From net realized gain	(0.12)	—	—	(1.30)	(2.07)
	(0.25)	(0.03)	(0.05)	(1.34)	(2.14)
Net asset value, end of period	$15.81	$18.73	$19.52	$18.49	$18.92
Total return[3] (%)	(19.27)	18.73	4.50	1.57[4]	13.90[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$32	$27	$17	$15
Ratio of net expenses to average
net assets (%)	1.87	1.94	1.90	1.89	1.86
Ratio of gross expenses to average
net assets (%)	1.87	1.94	1.90	1.90[5]	1.87[5]
Ratio of net investment income
to average net assets (%)	0.67	0.14	0.19	0.21	0.34
Portfolio turnover (%)	85	47	20	30	36

See notes to financial statements

Sovereign Investors Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1,6]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.09	$18.74	$19.54	$18.51
Net investment income[2]	0.01	0.26	0.27	0.28
Net realized and unrealized
gain on investments	0.67	0.80	0.27	2.52
Total from investment operations	0.68	1.06	0.54	2.80
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.31)
From net realized gain	—	—	(1.30)	(2.07)
	(0.03)	(0.26)	(1.57)	(2.38)
Net asset value, end of period	$18.74	$19.54	$18.51	$18.93
Total return[3] (%)	3.78[7]	5.73	2.76	15.21

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$3	$3	—[9]
Ratio of expenses to average
net assets (%)	0.70[8]	0.72	0.72	0.71
Ratio of net investment income
to average net assets (%)	0.92[8]	1.38	1.40	1.44
Portfolio turnover (%)	47[7]	20	30	36

See notes to financial statements

Sovereign Investors Fund

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-03[1,6]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance
Net asset value, beginning of period	$16.63	$18.75	$19.54	$18.45
Net investment income[2]	0.02	0.19	0.07	0.06
Net realized and unrealized
gain on investments	2.11	0.79	0.28	2.38
Total from investment operations	2.13	0.98	0.35	2.44
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.07)
From net realized gain	—	—	(1.30)	(2.07)
	(0.01)	(0.19)	(1.44)	(2.14)
Net asset value, end of period	$18.75	$19.54	$18.45	$18.75
Total return[3] (%)	12.84[7]	5.22	1.75	13.22

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	—[9]	—[9]	—[9]
Ratio of expenses to average
net assets (%)	1.69[8]	1.13	1.74	1.92
Ratio of net investment income
to average net assets (%)	0.27[8]	1.00	0.37	0.31
Portfolio turnover (%)	47[7]	20	30	36

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the period shown.

5 Does not take into consideration expense reductions during the period shown.

6 Class I and Class R shares began operations on 12-1-03 and 8-5-03, respectively.

7 Not annualized.

8 Annualized.

9 Less than $500,000.

See notes to financial statements

Sovereign Investors Fund

21

Notes to financial statements

Note 1
Accounting policies

John Hancock Sovereign Investors Fund (the “Fund”) is a diversified series of John Hancock Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to provide long-term growth of capital and of income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed

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22

equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2006, the Fund loaned securities having a market value of $21,482,576 collateralized by cash in the amount of $21,909,181. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $2,608,431 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2008 — $1,574,831, December 31, 2009 — $887,513 and December 31, 2010 — $146,087. Capital loss carryforward utilized for the year ended December 31, 2006 amounted to $976,837. Availability of a certain amount of these loss carryforward, which was acquired on December 5, 2003, in a merger with John Hancock Performers Fund and on December 19, 2003, in a merger with John Hancock Large Cap Spectrum Fund, may be limited in a given year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than June 29, 2007 and the effects will be noted in the Fund’s semiannual financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

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23

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $8,431,245 and long-term capital gain $65,928,454. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $8,918,554 and long-term capital gain $93,006,146. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2006, the components of distributable earnings on a tax basis included $9,854 of undistributed ordinary income and $12,363,180 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of Class A, Class B, Class C and Class R average daily net asset value, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition under a Service Plan for Class R

Sovereign Investors Fund

24

shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Expenses under the agreements described above for the year ended December 31, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$2,410,197
Class B	1,292,106
Class C	160,020
Class R	308
Total	$3,862,631

Class A shares are assessed up-front sales charges. During the year ended December 31, 2006, JH Funds received net up-front sales charges of $308,407 with regard to sales of Class A shares. Of this amount, $47,332 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $164,119 was paid as sales commissions to unrelated broker-dealers and $96,956 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption, or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2006, CDSCs received by JH Funds amounted to $223,720 for Class B shares and $1,034 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class R shares average net asset value, plus a fee for reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $121,844 for the year ended December 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $158,417. The Fund also paid the Adviser the amount of $4,661 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 6,013 Class R shares of beneficial interest of the Fund on December 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds

Sovereign Investors Fund

25

Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05[1]		Year ended 12-31-06
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,812,747	$54,258,333	2,419,814	$47,087,005
Distributions reinvested	3,125,835	58,528,124	4,396,455	83,527,971
Repurchased	(9,635,253)	(186,326,304)	(8,276,092)	(160,724,100)
Net decrease	(3,696,671)	($73,539,847)	(1,459,823)	($30,109,124)

Class B shares

Sold	477,182	$9,185,223	358,706	$6,969,343
Distributions reinvested	552,767	10,305,722	588,445	11,143,499
Repurchased	(4,539,504)	(87,398,767)	(3,433,290)	(66,391,294)
Net decrease	(3,509,555)	($67,907,822)	(2,486,139)	($48,278,452)

Class C shares

Sold	63,677	$1,225,698	50,891	$997,189
Distributions reinvested	57,497	1,073,697	79,029	1,498,907
Repurchased	(570,308)	(11,002,122)	(224,890)	(4,380,980)
Net decrease	(449,134)	($8,702,727)	(94,970)	($1,884,884)

Class I shares

Sold	13,069	$252,541	9,888	$190,059
Distributions reinvested	12,581	235,824	1,996	37,903
Repurchased	(18,642)	(359,314)	(165,330)	(3,149,051)
Net increase (decrease)	7,008	$129,051	(153,446)	($2,921,089)

Class R shares

Sold	82	$1,567	809	$15,745
Distributions reinvested	14	270	68	1,273
Repurchased	(90)	(1,724)	(377)	(7,436)
Net increase	6	$113	500	$9,582

Net decrease	(7,648,346)	($150,021,232)	(4,193,878)	($83,183,967)

1 Audited by previous auditor.

Sovereign Investors Fund

26

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2006, aggregated $323,533,994 and $527,794,768, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $668,366,093. Gross unrealized appreciation and depreciation of investments aggregated $294,860,984 and $2,433,154, respectively, resulting in net unrealized appreciation of $292,427,830. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5
Reclassification of accounts

During the year ended December 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $10,701,450 and an increase in capital paid-in of $10,701,450. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for equalization. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

Sovereign Investors Fund

27

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock
Sovereign Investors Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the “Fund”) as of December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended December 31, 2005 and the financial highlights for each of the periods ended December 31, 2003 through December 31, 2005 were audited by another independent registered public accounting firm, whose report dated February 16, 2006 expressed an unqualified opinion thereon. The financial highlights for the year ended December 31, 2002 were audited by another auditor whose report dated February 7, 2003 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2007

28

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2006.

The Fund has designated distributions to shareholders of $103,707,596 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2006, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock Sovereign Investors Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

30

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the review periods ended December 31, 2005 was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Adviser provided information to the Board regarding factors contributing to the Fund’s performance results, as well as the Adviser’s outlook and investment strategy for the near future. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were lower than or equal to the median of the Peer Group, and were lower than or not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s expenses and plans for improving overall performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual

31

Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Sub- Adviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

32

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	64

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1992	64

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following:
Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	64

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1994	64

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings

33

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1994	64

(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until
2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television
(since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1979	64

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	64

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	64

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1991	64

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

35

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and other	of fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

2900A 12/06
           2/07

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
12.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 5

Notes to financial
statements
page 2 2

Trustees and officers
page 3 3

For more information
page 4 0

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks current income, long-term growth of capital and income and preservation of capital. To pursue these goals, the fund allocates its investments among a diversified mix of debt and equity securities.

Over the last twelve months

► Stocks and bonds posted strong gains in the second half of the year, buoyed by lower inflation and improved investor sentiment.

► The stock side of the Fund’s portfolio beat the S&P 500 Index, while the fixed income side came out slightly ahead of the Lehman Brothers Aggregate Bond Index.

► The Fund’s biggest gains came from strong stock selection, particularly in the health care and consumer staples sectors.

Top 10 holdings

United States Treasury	20.1%	Suncor Energy, Inc.	2.5%

British Energy Group Plc	2.9%	Newmont Mining Corp.	2.4%

Chunghwa Telecom Co. Ltd, ADR	2.8%	Novelis, Inc.	2.4%

Williams Cos., Inc. (The)	2.8%	Silver Standard Resources, Inc.	2.3%

Denbury Resources, Inc.	2.5%	First Data Corp.	2.2%

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Balanced Fund

Recently, Timothy M. Malloy joined the Fund’s portfolio management team. Mr. Malloy, a vice president, joined John Hancock in 2005 and also serves on the portfolio management teams of several other John Hancock equity funds. He has 14 years of investment experience.

The story of the investment markets over the past year was a tale told in two parts. During the first half of the year, stocks and bonds made little progress. Stocks climbed early in the year, but then pulled back as inflation concerns mounted and global liquidity tightened. Steady interest rate increases in the first six months of 2006 put pressure on the bond side of the market.

Investor sentiment and returns dramatically improved, however, in the second half, as the Federal Reserve stopped raising interest rates, inflation concerns eased and corporate earnings stayed strong. Stocks posted strong gains, while bonds with a yield advantage over Treasuries, including investment-grade corporate bonds and high yield securities, did particularly well as investors continued to search for added yield. The Standard & Poor’s 500 Index ended 2006 up 15.79%, including reinvested dividends, while the Lehman Brothers Aggregate Bond Index returned 4.33% .

Performance and strategy review

John Hancock Balanced Fund’s Class A, Class B, Class C and Class I shares returned 13.75%, 12.97%, 12.96% and 14.29%, respectively, at net asset value, for the year ended December 31, 2006. The Fund

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Shire	▲	New product launch, improved financial results

Corn Products	▲	Improved pricing, market leadership abroad
International

Newmont Mining	▼	Lower production than expected, political concerns, rising costs

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, Roger C. Hamilton, Jeffrey N. Given and
Timothy M. Malloy

beat the Morningstar moderate allocation category average, which returned 11.26% over the same period.1 The Fund also outpaced a blended index of 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index, which returned 11.12%, as well as the Lehman Brothers Government/ Credit Bond Index, which returned 3.78% in 2006. Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distribution. Please see pages six and seven for historical performance information.

“Stocks posted strong gains, while
bonds with a yield advantage
over Treasuries, including
investment-grade corporate
bonds and high yield securities,
did particularly well…”

The Fund’s biggest gains by far came from its stock investments, which outperformed the S&P 500 Index by a sizable margin. Stock selection was strong, as we focused on buying great companies when they were on sale. We also looked for catalysts — such as new products, improved pricing, new management, a restructuring or an acquisition — that over a three- to five-year time horizon could help unlock the stock’s intrinsic value. About 61% of the Fund’s assets were in common stocks at period end, close to its neutral allocation. The fixed income part of the portfolio came out slightly ahead of the Lehman Brothers Aggregate Bond Index.

Superior stock selection in health care and consumer staples sectors

Health care and consumer staples stocks had the biggest impact on performance. In health care, our focus was on drug companies with good pipelines. Standouts included Shire Plc, a large pharmaceutical company headquartered in the United Kingdom, and Aetna, Inc., a leading U.S. health insurer. Shire benefited from strong financial results following the launch of a new patch treatment for Attention Deficit Hyperactivity Disorder. We bought Aetna when investors overreacted to a weak earnings report. Aetna’s stock

Balanced Fund

3

price rebounded nicely after a competitor later released better than expected earnings numbers that made investors’ re-evaluate Aetna’s prospects. In the consumer staples sector, agricultural products companies were big winners. Both Corn Products International, Inc., a leading manufacturer of high fructose corn syrup, and Bunge Ltd., a soy bean company, delivered very strong gains. Corn Products rallied as high demand and limited supply for high fructose corn syrup boosted pricing. Bunge climbed as soy bean prices moved up in the wake of higher corn prices.

Strong contribution from technology and industrials stocks

The Fund had below-average stakes in technology and industrials because of our concerns that many companies in these sectors were at their peak revenues and margins. However, stock picking in both sectors was strong. Top contributors included Microsoft Corp., a large position that moved higher as investors anticipated the release of the company’s new Vista operating system, and Clean Harbors, Inc., a hazardous waste company benefiting from solid earnings growth, an improved balance sheet and better earnings growth prospects after a recent acquisition.

Large overweights in energy and materials

The Fund had above-average stakes in materials and energy, where gains were modestly behind the sectors’ returns in the S&P 500 Index. In the materials sector, we focused on precious metals stocks, which largely benefited as gold and silver prices strengthened. An exception was Newmont Mining Corp., a gold and silver mining company that declined amid start-up problems at a new mine in Ghana, rising production costs and growing concerns about political instability in South America. In the energy sector, a small position in Sasol Ltd., a South African company that uses coal to make clean natural gas, also hampered returns, as lower energy prices pressured the stock. Helping to soften these losses were standouts from the same sectors, including Silver Standard Resources, Inc., a mining company, and Suncor Energy, Inc., an exploration and production company in the vast oil sands of Canada. Silver Standard rallied as the company announced a significant new find and neared completion of financing to bring production on line. Suncor benefited from strong prospects.

SECTOR DISTRIBUTION[2]

Government — U.S.	20%

Financials	15%

Energy	13%

Materials	10%

Utilities	9%

Information technology	9%

Health care	8%

Consumer staples	5%

Government agencies	4%

Industrials	4%

Telecommunication
services	3%

Consumer discretionary	2%

Balanced Fund

4

Bias toward Treasuries

On the fixed income side of the portfolio, we favored Treasuries over corporate bonds, largely because corporates offered little added yield over Treasuries. We boosted our Treasury stake by adding Treasury Inflation Protected securities (known as TIPs), which are securities whose yields move with inflation. Positive security selection on the corporate side made up for the ground we lost by favoring Treasuries. The Fund was less sensitive to interest rate changes than its peers, which also helped performance, especially in the first half of the year. We kept this positioning throughout the year because we thought economic strength would keep inflation expectations high enough so interest rates would not fall.

“The Fund’s biggest gains by far
came from its stock investments,
which outperformed the S&P 500
Index by a sizable margin.”

Continued optimism in all market weathers

After strong runs by both the bond and stock markets in 2006, we could see more moderate market gains ahead, as well as modest economic growth and slightly higher inflation. If earnings or profit margins weaken, we could also see a shift in investor sentiment. However, we’re not overly concerned, as we rely on our disciplined investment strategy rather than the market’s advances to generate gains. We expect to take advantage of any market volatility, which usually creates good buying opportunities for value investors.

On the bond side, as long as yields stay near current levels or even move higher, we will keep the Fund positioned to be less sensitive to interest rate changes than its peers. Given this outlook, we plan to stay close to the Fund’s neutral allocation of 60% stocks, 40% bonds and cash.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Balanced Fund

5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns				SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)				day yield
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	12-31-06

A	10-5-92	8.09%	4.82%	5.35%	—	8.09%	26.54%	68.36%	—	1.29%

B	10-5-92	7.97	4.85	5.30	—	7.97	26.75	67.64	—	0.69

C	5-3-99	11.96	5.18	—	2.03%	11.96	28.72	—	16.61%	0.64

I [1]	3-1-02	14.29	—	—	6.81	14.29	—	—	37.50	1.76

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Balanced Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

			With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B1	12-31-96	$16,764	$16,764	$21,355	$22,447	$18,356

C [1,2]	5-3-99	11,661	11,661	13,559	11,832	15,414

I [2,3]	3-1-02	13,750	13,750	13,552	13,663	12,727

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500/Lehman Brothers Aggregate Index Blend — Index 1 — a blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Government/Credit Bond Index — Index 3 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 Index 1 as of closest month end to inception date.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

Balanced Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,074.40	$6.45

Class B	1,000.00	1,070.70	10.00

Class C	1,000.00	1,070.70	10.10

Class I	1,000.00	1,076.70	4.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Balanced Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,018.99	$6.28

Class B	1,000.00	1,015.54	9.74

Class C	1,000.00	1,015.45	9.83

Class I	1,000.00	1,021.23	4.02

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.23%, 1.92%, 1.93% and 0.79% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Balanced Fund

9

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-06

This schedule is divided into five main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, common stocks, preferred stocks and U.S. government and agencies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 8.32%					$12,587,113

(Cost $11,886,401)

Broadcasting & Cable TV 0.67%					1,015,831

Comcast Cable
Communications, Inc.,
Note	6.200%	11-15-08	BBB+	$1,000	1,015,831

Consumer Finance 0.67%					1,015,323

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA–	1,000	1,015,323

Electric Utilities 2.75%					4,151,947

Beaver Valley Funding Corp.,
Sec Bond	9.000	06-01-17	BBB–	1,000	1,122,990

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,039,734

Tucson Electric Power Co.,
1st Collateral Trust Bond Ser B	7.500	08-01-08	BBB–	1,944	1,989,223

Electrical Components & Equipment 1.18%					1,786,829

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,786,829

Gas Utilities 0.01%					15,943

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,943

Multi-Utilities 1.69%					2,549,536

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,549,536

Other Diversified Financial Services 0.68%					1,033,702

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,033,702

Paper Products 0.00%					7,374

Norske Skogindustrier ASA,
Note (Norway) (S)	7.625	10-15-11	BB+	7	7,374

Regional Banks 0.66%					997,087

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB–	1,000	997,087

See notes to financial statements

Balanced Fund

10

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized Finance 0.01%					$13,541

Principal Life Global Funding I,
Note (S)	6.250%	02-15-12	AA	$13	13,541

Issuer				Shares	Value

Common stocks 61.81%					$93,506,811

(Cost $75,349,335)

Agricultural Products 5.13%					7,755,553

Archer-Daniels-Midland Co.				46,100	1,473,356

Bunge Ltd. (Bermuda)				40,600	2,943,906

Corn Products International, Inc.				96,650	3,338,291

Aluminum 2.37%					3,584,295

Novelis, Inc. (Canada)				128,700	3,584,295

Biotechnology 1.59%					2,396,526

Amgen, Inc. (I)				14,600	997,326

OSI Pharmaceuticals, Inc. (I)				40,000	1,399,200

Broadcasting & Cable TV 0.97%					1,472,483

Liberty Global, Inc. (Class A) (I)				50,514	1,472,483

Communications Equipment 1.15%					1,741,818

3Com Corp. (I)				423,800	1,741,818

Data Processing & Outsourced Services 3.94%					5,965,448

First Data Corp.				132,380	3,378,338

Wright Express Corp. (I)				83,000	2,587,110

Diversified Capital Markets 1.57%					2,373,986

UBS AG (Switzerland)				39,350	2,373,986

Diversified Chemicals 2.04%					3,084,038

Bayer AG (Germany) (C)				57,281	3,084,038

Electric Utilities 3.20%					4,843,661

British Energy Group Plc (United Kingdom) (I)				415,257	4,413,071

DPL, Inc.				15,500	430,590

Environmental & Facilities Services 0.86%					1,296,420

Clean Harbors, Inc. (I)				26,780	1,296,420

Food Retail 0.12%					184,728

Tesco Plc (United Kingdom)				23,334	184,728

Gas Utilities 1.76%					2,668,387

Southern Union Co.				95,470	2,668,387

Gold 3.18%					4,807,858

Barrick Gold Corp. (Canada)				37,600	1,154,320

Newmont Mining Corp.				80,920	3,653,538

Health Care Equipment 0.72%					1,085,637

Kinetic Concepts, Inc. (I)				13,800	545,790

NMT Medical, Inc. (I)				39,900	539,847

See notes to financial statements

Balanced Fund

11

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Insurance Brokers 1.71%		$2,586,449

Marsh & McLennan Cos., Inc.	37,150	1,139,019

Willis Group Holdings Ltd. (Bermuda)	36,450	1,447,430

Integrated Oil & Gas 2.45%		3,706,403

Suncor Energy, Inc. (Canada)	46,970	3,706,403

Integrated Telecommunication Services 2.83%		4,282,712

Chunghwa Telecom Co., Ltd., American Depositary Receipt
(ADR) (Taiwan)	217,066	4,282,712

Internet Software & Services 1.82%		2,754,412

eBay, Inc. (I)	91,600	2,754,412

Life & Health Insurance 1.61%		2,442,717

Prudential Financial, Inc.	28,450	2,442,717

Managed Health Care 1.93%		2,925,445

Aetna, Inc.	67,750	2,925,445

Marine 1.58%		2,392,143

Alexander & Baldwin, Inc.	53,950	2,392,143

Oil & Gas Equipment & Services 0.50%		756,123

Dresser-Rand Group, Inc. (I)	30,900	756,123

Oil & Gas Exploration & Production 4.86%		7,355,154

Denbury Resources, Inc. (I)	138,000	3,835,020

EnCana Corp. (Canada)	9,250	425,037

Riata Energy, Inc. (I)(S)	100,000	1,800,000

Southwestern Energy Co. (I)	36,950	1,295,097

Oil & Gas Storage & Transportation 2.76%		4,168,752

Williams Cos., Inc. (The)	159,600	4,168,752

Pharmaceuticals 3.45%		5,213,653

Abbott Laboratories	13,550	660,020

Anesiva, Inc. (I)	23,900	167,300

Nastech Pharmaceutical Co., Inc. (I)(L)	37,400	565,862

Novartis AG, ADR (Switzerland)	26,606	1,528,249

Shire Plc, ADR (United Kingdom)	37,115	2,292,222

Precious Metals & Minerals 2.33%		3,525,878

Silver Standard Resources, Inc. (Canada) (I)(L)	114,700	3,525,878

Property & Casualty Insurance 2.09%		3,164,572

Berkshire Hathaway, Inc. (Class B) (I)	800	2,932,800

White Mountains Insurance Group Ltd.	400	231,772

Reinsurance 0.76%		1,143,125

Endurance Specialty Holdings Ltd. (Bermuda)	31,250	1,143,125

Systems Software 2.16%		3,272,805

Microsoft Corp.	109,605	3,272,805

Wireless Telecommunication Services 0.37%		555,630

Sprint Nextel Corp.	29,414	555,630

See notes to financial statements

Balanced Fund

12

F I N A N C I A L   S T A T E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 2.10%					$3,174,375

(Cost $3,000,000)

Oil & Gas Exploration & Production 2.10%					3,174,375

Lasmo America Ltd., 8.15%,
Ser A (S)			A+	30,000	3,174,375

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 23.98%					$36,275,460

(Cost $36,280,579)

Government U.S. 20.07%					30,367,109

United States Treasury,
Bond (L)	6.000%	02-15-26	AAA	$1,000	1,134,141
Bond (L)	5.375	02-15-31	AAA	675	723,041
Inflation Indexed Note (L)	2.500	07-15-16	AAA	1,999	2,013,987
Inflation Indexed Note (L)	2.375	04-15-11	AAA	6,101	6,076,913
Note (L)	6.000	08-15-09	AAA	750	772,646
Note (L)	4.875	05-31-08	AAA	1,500	1,499,296
Note (L)	4.875	04-30-11	AAA	3,000	3,019,452
Note (L)	4.250	10-15-10	AAA	8,000	7,876,248
Note (L)	4.000	03-15-10	AAA	2,000	1,958,046
Note (L)	3.875	07-15-10	AAA	1,000	973,516
Note (L)	3.875	02-15-13	AAA	3,000	2,871,210
Note (L)	3.375	09-15-09	AAA	1,500	1,448,613

Government U.S. Agency 3.91%					5,908,351

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	16	16,072
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	67	68,866
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	32	32,773
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	571	552,643
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	14	14,773
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	16	16,451
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,848
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	9	9,116
Note (L)	6.000	05-15-11	AAA	1,500	1,561,850

Financing Corp.,
Bond Ser E	9.650	11-02-18	AAA	1,790	2,500,397

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,472
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	252	259,675

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	854	858,415

See notes to financial statements

Balanced Fund

13

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 7.94%			$11,999,460

(Cost $11,999,460)

Joint Repurchase Agreement 5.41%			8,179,000

Investment in a joint repurchase
agreement transaction with
Cantor Fitzgerald LP — Dated
12-29-06 due 1-3-07 (secured by
U.S. Treasury Inflation Indexed
Notes 1.625% due 1-15-15, 2.500%
due 7-15-16 and 3.875% due
1-15-09). Maturity Value: $8,184,589	4.920%	$8,179	8,179,000

		Shares
Cash Equivalents 2.53%			3,820,460

AIM Cash Investment Trust (T)		3,820,460	3,820,460

Total investments (Cost $138,515,775) 104.15%			$157,543,219

Other assets and liabilities, net (4.15%)			($6,274,159)

Total net assets 100.00%			$151,269,060

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,995,290 or 3.30% of the Fund’s net assets as of December 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Balanced Fund

14

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $138,515,775) including $35,830,694
of securities loaned	$157,543,219
Cash and cash equivalents	8,294
Receivable for investments sold	245,356
Receivable for shares sold	445,498
Dividends and interest receivable	630,157
Other assets	22,857

Total assets	158,895,381

Liabilities

Payable for shares repurchased	3,572,943
Payable upon return of securities loaned	3,820,460
Payable to affiliates
Management fees	78,756
Distribution and service fees	16,791
Other	34,077
Other payables and accrued expenses	103,294

Total liabilities	7,626,321

Net assets

Capital paid-in	131,881,613
Accumulated net realized gain on investments and foreign currency transactions	391,524
Net unrealized appreciation of investments	19,027,444
Distributions in excess of net investment income	(31,521)

Net assets	$151,269,060

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($110,579,309 ÷ 8,258,014 shares)	$13.39
Class B ($26,664,812 ÷ 1,991,797 shares)	$13.39
Class C ($9,916,478 ÷ 740,700 shares)	$13.39
Class I ($4,108,461 ÷ 306,716 shares)	$13.40[1]

Maximum offering price per share

Class A2 ($13.39 ÷ 95%)	$14.09

1 Net assets have been rounded for presentation purpose. The net asset value is as reported on December 31, 2006.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Balanced Fund

15

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$2,515,599
Dividends (net of foreign withholding taxes of $72,355)	1,174,194
Securities lending	24,384
Total investment income	3,714,177

Expenses

Investment management fees (Note 2)	848,901
Distribution and service fees (Note 2)	643,754
Class A, B and C transfer agent fees (Note 2)	308,318
Class I transfer agent fees (Note 2)	3,722
Accounting and legal services fees (Note 2)	22,450
Compliance fees	4,040
Blue sky fees	57,027
Printing fees	39,659
Custodian fees	38,690
Professional fees	31,873
Trustees’ fees	6,881
Interest	1,496
Securities lending fees	922
Miscellaneous	9,919

Total expenses	2,017,652
Less expense reductions (Note 2)	(5,867)

Net expenses	2,011,785

Net investment income	1,702,392

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	9,091,167
Foreign currency transactions	(9,284)
Change in net unrealized appreciation (depreciation) of investments	7,170,982

Net realized and unrealized gain	16,252,865

Increase in net assets from operations	$17,955,257

See notes to financial statements

Balanced Fund

16

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-05[1]	12-31-06

Increase (decrease) in net assets

From operations
Net investment income	$1,204,425	$1,702,392
Net realized gain	17,104,472	9,081,883
Change in net unrealized appreciation (depreciation)	(2,972,889)	7,170,982

Increase in net assets resulting from operations	15,336,008	17,955,257

Distributions to shareholders
From net investment income
Class A	(1,148,486)	(1,498,370)
Class B	(164,103)	(213,586)
Class C	(30,069)	(66,444)
Class I	(123,476)	(144,125)
From net realized gain
Class A	(3,147,993)	(5,757,583)
Class B	(940,374)	(1,388,819)
Class C	(213,956)	(511,604)
Class I	(256,360)	(376,069)
	(6,024,817)	(9,956,600)
From Fund share transactions	(206,856)	10,742,033

Net assets

Beginning of period	123,424,035	132,528,370

End of period[2]	$132,528,370	$151,269,060

1 Audited by previous auditor.

2 Includes distributions in excess of net investment income of $30,617 and $31,521, respectively.

See notes to financial statements

Balanced Fund

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$12.02	$9.61	$11.15	$11.67	$12.60
Net investment income[2]	0.23	0.17	0.19	0.13	0.18
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54
Total from investment operations	(2.17)	1.73	0.75	1.54	1.72
Less distributions
From net investment income	(0.24)	(0.19)	(0.23)	(0.16)	(0.20)
From net realized gain	—	—	—	(0.45)	(0.73)
	(0.24)	(0.19)	(0.23)	(0.61)	(0.93)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39
Total return[3] (%)	(18.19)	18.21	6.78[4]	13.36[4]	13.75[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$85	$88	$86	$92	$111
Ratio of net expenses to average
net assets (%)	1.39	1.41	1.35	1.35	1.28
Ratio of gross expenses to average
net assets (%)	1.39	1.41	1.39[5]	1.37[5]	1.28[5]
Ratio of net investment income
to average net assets (%)	2.15	1.70	1.72	1.13	1.35
Portfolio turnover (%)	86	60	56	88	60

See notes to financial statements

Balanced Fund

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$12.01	$9.61	$11.15	$11.67	$12.60
Net investment income[2]	0.16	0.10	0.11	0.05	0.09
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54
Total from investment operations	(2.24)	1.66	0.67	1.46	1.63
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)	(0.08)	(0.11)
From net realized gain	—	—	—	(0.45)	(0.73)
	(0.16)	(0.12)	(0.15)	(0.53)	(0.84)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39
Total return[3] (%)	(18.71)	17.42	6.05[4]	12.59[4]	12.97[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$28	$30	$27	$27	$27
Ratio of net expenses to average
net assets (%)	2.09	2.11	2.04	2.05	1.97
Ratio of gross expenses to average
net assets (%)	2.09	2.11	2.08[5]	2.07[5]	1.97[5]
Ratio of net investment income
to average net assets (%)	1.44	1.00	1.03	0.43	0.66
Portfolio turnover (%)	86	60	56	88	60

See notes to financial statements

Balanced Fund

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$12.01	$9.61	$11.15	$11.67	$12.60
Net investment income[2]	0.16	0.10	0.11	0.05	0.09
Net realized and unrealized
gain (loss) on investments	(2.40)	1.56	0.56	1.41	1.54
Total from investment operations	(2.24)	1.66	0.67	1.46	1.63
Less distributions
From net investment income	(0.16)	(0.12)	(0.15)	(0.08)	(0.11)
From net realized gain	—	—	—	(0.45)	(0.73)
	(0.16)	(0.12)	(0.15)	(0.53)	(0.84)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.60	$13.39
Total return[3] (%)	(18.71)	17.42	6.04[4]	12.59[4]	12.96[4]

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4	$5	$6	$10
Ratio of net expenses to average
net assets (%)	2.09	2.11	2.05	2.05	1.97
Ratio of gross expenses to average
net assets (%)	2.09	2.11	2.09[5]	2.07[5]	1.97[5]
Ratio of net investment income
to average net assets (%)	1.46	0.99	1.00	0.43	0.64
Portfolio turnover (%)	86	60	56	88	60

See notes to financial statements

Balanced Fund

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[1,6]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$11.93	$9.61	$11.15	$11.67	$12.61
Net investment income[2]	0.21	0.23	0.25	0.19	0.24
Net realized and unrealized
gain (loss) on investments	(2.26)	1.56	0.55	1.43	1.54
Total from investment operations	(2.05)	1.79	0.80	1.62	1.78
Less distributions
From net investment income	(0.27)	(0.25)	(0.28)	(0.23)	(0.26)
From net realized gain	—	—	—	(0.45)	(0.73)
	(0.27)	(0.25)	(0.28)	(0.68)	(0.99)
Net asset value, end of period	$9.61	$11.15	$11.67	$12.61	$13.40
Total return[3] (%)	(17.29)[7]	18.87	7.31	14.02	14.29

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$7	$6	$7	$4
Ratio of expenses to average
net assets (%)	1.15[8]	0.89	0.83	0.84	0.80
Ratio of net investment income
to average net assets (%)	2.59[8]	2.22	2.25	1.63	1.81
Portfolio turnover (%)	86[7]	60	56	88	60

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total return would have been lower had certain expenses not been reduced during the periods shown.

5 Does not take into consideration expense reductions during the periods shown.

6 Class I shares began operations on 3-1-01.

7 Not annualized.

8 Annualized.

See notes to financial statements

Balanced Fund

21

Notes to financial statements

Note 1 Accounting policies

John Hancock Balanced Fund (the “Fund”) is a diversified series of John Hancock Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the
Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Balanced Fund

22

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2006, the Fund loaned securities having a market value of $35,830,694 collateralized by securities in the amount of $32,946,349, and by cash in the amount of $3,820,460. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net ordinary losses of $904 that are attributable to security transactions incurred after October 31, 2006, are treated as arising on January 1, 2007, the first day of the Fund’s next taxable year.

Balanced Fund

23

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than June 29, 2007 and the effects will be noted in the Fund’s semiannual financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $1,466,134 and long-term capital gain $4,558,683. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $7,654,726 and long-term capital gain $2,301,874. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2006, the components of distributable earnings on a tax basis included $442,549 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions
with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using

Balanced Fund

24

the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset values. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described
above for the year ended December 31, 2006
were as follows:

Distribution and
Share class	service fees

Class A	$297,593
Class B	264,987
Class C	81,174
Total	$643,754

Class A shares are assessed up-front sales charges. During the year ended December 31, 2006, JH Funds received net up-front sales charges of $203,832 with regard to sales of Class A shares. Of this amount, $32,464 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $157,206 was paid as sales commissions to unrelated broker-dealers and $14,162 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. JHLICO is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2006, CDSCs received by JH Funds amounted to $63,076 for Class B shares and $2,204 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $5,867 for the year ended December 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $22,450. The Fund also paid the Adviser the amount of

Balanced Fund

25

$1,206 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 12-31-05[1]		Year ended 12-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	1,074,412	$13,219,342	1,917,193	$25,798,833
Distributions reinvested	330,448	4,108,700	504,910	6,782,068
Repurchased	(1,469,318)	(17,855,578)	(1,428,785)	(19,014,819)
Net increase (decrease)	(64,458)	($527,536)	993,318	$13,566,082

Class B shares

Sold	593,775	$7,312,471	494,614	$6,564,649
Distributions reinvested	83,508	1,040,280	111,705	1,503,348
Repurchased	(816,887)	(9,923,366)	(777,142)	(10,308,225)
Net decrease	(139,604)	($1,570,615)	(170,823)	($2,240,228)

Class C shares

Sold	214,747	$2,690,820	360,072	$4,784,269
Distributions reinvested	17,668	220,298	39,470	531,609
Repurchased	(120,599)	(1,447,291)	(159,201)	(2,116,634)
Net increase	111,816	$1,463,827	240,341	$3,199,244

Class I shares

Sold	63,992	$789,795	127,452	$1,706,410
Distributions reinvested	30,578	379,836	38,825	520,194
Repurchased	(61,681)	(742,163)	(448,896)	(6,009,669)
Net increase (decrease)	32,889	$427,468	(282,619)	($3,783,065)

Net increase (decrease)	(59,357)	($206,856)	780,217	$10,742,033

1 Audited by previous auditor.

Balanced Fund

26

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2006, aggregated $68,189,851 and $79,252,888, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $16,481,383 and $44,420, respectively, during the year ended December 31, 2006.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes was $139,113,437. Gross unrealized appreciation and depreciation of investments aggregated $19,916,140 and $1,486,358, respectively, resulting in net unrealized appreciation of $18,429,782. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums and accretion of discount on debt securities.

Note 5
Reclassification of accounts

During the year ended December 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $1,447,841, a decrease in distributions in excess of net investment income of $219,229 and an increase in capital paid-in of $1,228,612. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for equalization, amortization of premium and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Balanced Fund

27

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders
of John Hancock Balanced Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the “Fund”) as of December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended December 31, 2005 and the financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report dated February 16, 2006 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2007

28

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2006.

The Fund has designated distributions to shareholders of $3,604,610 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2006, 12.80% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

29

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock Balanced Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also

30

considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 10-year period was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Dow Jones U.S. Moderate Portfolio Index. The Board noted that, for the three- and five-year periods under review, the Fund’s performance was generally competitive with the performance of the Peer Group and Category medians and benchmark index. However, the Board viewed favorably that the more recent performance of the Fund for the one-year period ended December 31, 2005 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

31

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

32

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	64

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1992	64

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following:
Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	64

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1996	64

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings

33

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1996	64

(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until
2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television
(since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1992	64

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	64

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	64

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1992	64

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

35

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:

	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour- automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.

3600A 12/06
           2/07

John Hancock

MUTUAL FUNDS

John Hancock

Large Cap Equity Fund

Annual Report

12.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Notes to financial
statements
page 22

Trustees and officers
page 34

For more information
page 40

CEO corner

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of large-capitalization companies in the capitalization range of the Standard & Poor’s 500 Index believed to be undervalued and/or offer the potential for above-average earnings growth.

Over the last twelve months

► U.S. stocks posted strong gains for 2006, buoyed by improved investor sentiment in the second half of the year.

► Stock selection, particularly in the health care, consumer staples and materials sectors, helped the Fund beat the Standard & Poor’s 500 Index.

► Over the course of the year, we took advantage of buying opportunities among natural gas, agricultural products and health care stocks.

Top 10 holdings

British Energy Group Plc	6.2%	Newmont Mining Corp.	4.7%

Williams Cos., Inc. (The)	5.5%	Suncor Energy, Inc.	4.6%

Silver Standard Resources, Inc.	5.3%	Agnico-Eagle Mines Ltd.	4.6%

Bunge Ltd.	5.2%	Denbury Resources, Inc.	4.3%

Novelis, Inc.	5.2%	Canadian Natural Resources Ltd.	4.1%

As a percentage of net assets on December 31, 2006.

Managers’ report

John Hancock
Large Cap Equity Fund

Recently, Timothy M. Malloy joined the Fund’s portfolio management team, replacing Robert Junkin, who remains with the subadviser, focusing on mid-cap and health care stocks. Mr. Malloy, a vice president, joined John Hancock in 2005 and also serves on the portfolio management team of several other John Hancock equity funds. He has 14 years of investment experience.

Stocks finished 2006 with strong gains, despite weak returns in the first half of the year. The market started the year on a positive note, then gave back those gains last spring amid mounting concerns over declining global liquidity, rising inflation and the housing slowdown. Investor sentiment dramatically improved in the second half, as the economy showed resilience and the housing slowdown proved less problematic than expected. Inflation also showed signs of moderating. Bolstered by strong corporate earnings, stocks climbed through year end.

The Standard & Poor’s 500 Index closed the year with a 15.79% return, including reinvested dividends, which far outpaced U.S. fixed income returns. Although the stock market’s recent gains were well above historical annual averages, they were behind many international markets, which saw even greater appreciation. Within the United States, stocks across a broad range of sectors and market capitalizations did well, with small-cap stocks again commanding a lead over large-cap names. Within the large-cap universe, value investors — who look for stocks that are on sale — beat growth investors who focus on future earnings growth.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

Bunge	▲	Improving pricing for soy beans

Novelis	▲	New management, better outlook

Newmont Mining	▼	Near-term production problems, rising costs

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, Roger C. Hamilton and Timothy M. Malloy

Performance review

John Hancock Large Cap Equity Fund, which follows a value discipline, did well in the different market environments that shaped the first and second halves of the year. The Fund’s Class A, Class B, Class C and Class I shares returned of 20.22%, 19.32%, 19.32% and 20.78%, respectively, at net asset value for the year ended December 31, 2006. Over the same period, the Morningstar large blend fund category average returned 14.15% .1 Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven.

“Stocks finished 2006 with strong
gains, despite weak returns in the
first half of the year.”

The bulk of the Fund’s outperformance came from stock picking, although sector allocation was also positive. Our focus remained on great businesses whose stocks were selling at attractive valuations relative to their assets. We continued to favor large-cap companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. We also looked for catalysts — such as restructurings, acquisitions, improved pricing and new management — that could help unlock the stock’s intrinsic value. Stock selection in the health care, staples and materials sectors had the biggest positive impact on performance. In addition, the Fund had much larger-than-average stakes in energy and materials, where we believed strong demand and tight supply would push prices higher. The Fund benefited from these overweightings, as well as from underweightings in technology, industrials, telecommunications and financials.

Large Cap Equity Fund

Excess returns from health care and consumer staples

We found some terrific buying opportunities in the health care sector over the past year, including Kinetic Concepts, Inc., Aetna, Inc. and Shire Plc. All were standout performers for the Fund over the past year. We bought shares of Kinetic, a specialty bandage company, following an unfavorable court ruling that depressed its price. The stock later rebounded sharply as investors realized that the news was not nearly as bad as anticipated. Aetna, a leading U.S. health care insurer, rallied when a competitor released better-than-expected earnings results that made investors realize that Aetna’s prospects were better than they had thought. Shire, a pharmaceutical company in the United Kingdom, posted strong financial results that buoyed the stock after it launched a new patch treatment for Attention Deficit Hyperactivity Disorder.

In staples, the big winners were agricultural products companies, including Corn Products International, Inc., a company that makes high fructose corn syrup, and Bunge Ltd., a soybean producer and processor. We bought Corn Products on a downturn, created by a combination of earnings disappointments and temporary problems at the company’s new corn milling facility. Tight supply and growing demand for high fructose corn syrup led to improved pricing power, boosting the stock sharply higher. We locked in some profits by trimming our stake in Corn Products and shifting the proceeds into Bunge Ltd., which had declined on some near-term company-specific issues. The stock took off in the second half of the year as the pricing outlook for soy beans improved in the wake of higher corn prices.

SECTOR DISTRIBUTION[2]

Materials	27%

Energy	24%

Health care	11%

Consumer staples	8%

Utilities	8%

Financials	6%

Information technology	5%

Industrials	4%

Consumer discretionary	4%

Telecommunications	2%

Added rewards from materials and technology

In the materials sector, we did well by focusing on precious metals stocks. Although gold and silver prices closed the year down from their peaks, they were still much higher than they had been at the start of the year. The Fund benefited from investments in Canadian mining companies Agnico-Eagle Mines Ltd. and Silver Standard Resources, Inc., both of which posted sharp gains. Agnico-Eagle, which mines gold, diversified its risk and improved its production outlook with the acquisition of new properties. We took some profits after Agnico appreciated and added on a downturn to our stake in Silver Standard when silver prices weakened. It later rallied, driven by higher silver prices, news of some significant new finds and the completion

Large Cap Equity Fund

of financing to bring production on line. Novelis, Inc., an aluminum processing company in Canada, also did quite well, as its earning outlook improved under the direction of new management. In technology, Reynolds & Reynolds Co., Inc. was a winner. A leading provider of software for auto dealers, the stock benefited from management’s offer to take the company private at a nice premium.

“The bulk of the Fund’s
outperformance came from
stock picking, although sector
allocation was also positive.”

Performance detractors

Energy stocks detracted from performance, mainly because the stocks we invested in tended to be more sensitive to changes in commodity prices than the stocks of integrated oil service providers. Among individual detractors was Newmont Mining Corp., a leading gold producer. It declined amid start-up problems at a new mine in Ghana, rising production costs and growing concerns about political instability near its mines in South America. In addition, the Fund has the abiliity on a limited basis to use options to enhance results. In this period, the Fund’s options detracted from performance.

Positive outlook based on stock selection process

The stock market performed quite well in 2006, but with a high degree of volatility. While we prefer not to make any attempt to forecast what the market will do in 2007, we do think continued volatility is likely. We’re excited because volatility creates buying opportunities that allow us to create long-term value for shareholders. Going forward, we expect our bottom-up stock selection process to continue to be the biggest driver of Fund returns.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Large Cap Equity Fund

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	10-4-49	14.20%	1.16%	8.07%	—	14.20%	5.95%	117.31%	—

B	8-22-91	14.32	1.07	7.99	—	14.32	5.44	115.64	—

C	5-1-98	18.32	1.45	—	3.70%	18.32	7.44	—	37.06%

I [1]	3-1-01	20.78	2.85	—	1.44	20.78	15.08	—	8.72

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Large Cap Equity Fund

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B1	12-31-96	$21,564	$21,564	$22,447

C1	5-1-98	13,706	13,706	14,503

I [2]	3-1-01	10,872	10,872	12,630

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2006. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Large Cap Equity Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,096.60	$6.29

Class B	1,000.00	1,092.30	10.21

Class C	1,000.00	1,092.30	10.24

Class I	1,000.00	1,098.80	4.05

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Large Cap Equity Fund

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,019.20	$6.06

Class B	1,000.00	1,015.45	9.83

Class C	1,000.00	1,015.41	9.87

Class I	1,000.00	1,021.34	3.90

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 1.94%, 1.94% and 0.77% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-06

This schedule is divided into four main categories: bonds, common stocks, options purchased and short-term investments. The bonds and common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 2.76%					$17,023,410

(Cost $14,309,433)

Airlines 2.07%					12,757,500

Northwest Airlines Corp.
Gtd Conv Sr Note (H)	6.625%	05-15-23	D	$14,000	12,757,500

Broadcasting & Cable TV 0.69%					4,265,910

Adelphia Communications Corp.
Sr Note (G)(H)	10.500	07-15-04	D	4,587	4,265,910

Issuer				Shares	Value

Common stocks 96.26%					$594,815,711

(Cost $467,630,197)

Agricultural Products 7.42%					45,853,182

Archer-Daniels-Midland Co.				385,350	12,315,786

Bunge Ltd. (Bermuda) (L)				442,300	32,071,173

Corn Products International, Inc.				42,450	1,466,223

Aluminum 5.16%					31,850,931

Novelis, Inc. (Canada)			1,143,660		31,850,931

Biotechnology 0.50%					3,070,700

Amgen, Inc. (I)				39,550	2,701,661

OSI Pharmaceuticals, Inc. (I)				10,550	369,039

Brewers 0.04%					258,300

Anheuser-Busch Cos., Inc.				5,250	258,300

Coal & Consumable Fuels 0.41%					2,527,347

CONSOL Energy, Inc.				41,750	1,341,427

International Coal Group, Inc. (I)(L)				217,600	1,185,920

Data Processing & Outsourced Services 3.80%					23,456,951

First Data Corp.				564,100	14,395,832

Wright Express Corp. (I)				290,700	9,061,119

Diversified Chemicals 2.03%					12,571,004

Bayer AG (Germany) (C)				233,486	12,571,004

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Diversified Metals & Mining 6.95%		$42,937,279

Agnico-Eagle Mines Ltd. (Canada) (L)	691,050	28,498,902

Birch Mountain Resources Ltd. (Canada) (I)(L)	1,099,900	2,749,750

Freeport-McMoRan Copper & Gold, Inc. (Class B)	100,500	5,600,865

Phelps Dodge Corp.	50,850	6,087,762

Drug Retail 0.24%		1,513,044

CVS Corp.	48,950	1,513,044

Electric Utilities 0.05%		309,747

DPL, Inc. (L)	11,150	309,747

Food Distributors 1.44%		8,919,035

Sadia SA, American Depositary Reciept (ADR) (Brazil) (L)	261,632	8,919,035

Forest Products 0.11%		671,175

Weyerhauser Co.	9,500	671,175

Gas Utilities 1.15%		7,090,356

Southern Union Co.	253,680	7,090,356

Gold 7.72%		47,688,626

Barrick Gold Corp. (Canada)	455,300	13,977,710

Goldcorp Inc. (Canada)	70,642	2,009,058

Mirimar Mining Corp. (Canada) (I)	643,240	2,907,445

Newmont Mining Corp.	637,750	28,794,413

Health Care Equipment 4.41%		27,254,917

Kinetic Concepts, Inc. (I)	305,000	12,062,750

NMT Medical, Inc. (I)(W)	733,050	9,918,167

Thoratec Corp. (I)	300,000	5,274,000

Home Improvement Retail 0.10%		638,544

Home Depot, Inc. (The)	15,900	638,544

Integrated Oil & Gas 4.69%		28,958,126

ConocoPhillips	4,800	345,360

Suncor Energy, Inc. (Canada) (L)	362,600	28,612,766

Integrated Telecommunication Services 2.19%		13,522,607

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)	685,383	13,522,607

Internet Software & Services 1.24%		7,667,850

eBay, Inc. (I)	255,000	7,667,850

Life & Health Insurance 0.95%		5,864,238

Prudential Financial, Inc.	68,300	5,864,238

Managed Health Care 3.61%		22,324,060

Aetna, Inc.	517,000	22,324,060

Multi-Utilities 6.38%		39,397,417

British Energy Group Plc (United Kingdom) (I)	3,619,486	38,465,455

Constellation Energy Group	9,725	669,761

Public Service Enterprise Group, Inc.	3,950	262,201

Oil & Gas Drilling 0.10%		643,638

Questar Corp.	7,750	643,638

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Oil & Gas Equipment & Services 0.48%		$2,981,669

Dresser-Rand Group, Inc. (I)	121,850	2,981,669

Oil & Gas Exploration & Production 14.92%		92,195,493

Canadian Natural Resources Ltd. (Canada)	475,200	25,294,896

Denbury Resources, Inc. (I)	960,930	26,704,245

EnCana Corp. (Canada)	20,000	919,000

Petrolifera Petroleum Ltd. (Canada) (I)	61,548	933,507

Pioneer Natural Resources Co. (L)	69,100	2,742,579

Plains Exploration & Production Co. (I)(L)	100,055	4,755,614

Riata Energy, Inc. (I)(S)	350,000	6,300,000

Rosetta Resources, Inc. (I)	240,495	4,490,042

Southwestern Energy Co. (I)	572,200	20,055,610

Oil & Gas Storage & Transportation 5.48%		33,882,864

Williams Cos., Inc. (The)	1,297,200	33,882,864

Pharmaceuticals 2.45%		15,129,185

Anesiva, Inc. (I)	226,000	1,582,000

Nastech Pharmaceutical Co., Inc. (I)(L)	65,100	984,963

Pfizer, Inc.	11,250	291,375

Shire Plc, (ADR) (United Kingdom)	198,686	12,270,847

Precious Metals & Minerals 5.81%		35,880,333

Apex Silver Mines Ltd. (I)	199,200	3,165,288

Silver Standard Resources, Inc. (Canada) (I)(L)	1,064,250	32,715,045

Property & Casualty Insurance 1.35%		8,351,808

First American Corp.	14,850	604,098

Progressive Corp. (The)	128,500	3,112,270

White Mountains Insurance Group Ltd. (Bermuda)	8,000	4,635,440

Reinsurance 3.26%		20,163,000

Berkshire Hathaway, Inc. (Class B) (I)(L)	5,500	20,163,000

Restaurants 1.57%		9,697,187

McDonald’s Corp.	218,750	9,697,187

Soft Drinks 0.10%		620,012

Coca-Cola Co. (The)	12,850	620,012

Systems Software 0.05%		298,600

Microsoft Corp.	10,000	298,600

Tobacco 0.10%		626,486

Altria Group, Inc.	7,300	626,486

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

	Exercise	Expiration	Number of
Issuer	Price	Date	Contracts	Value

Options purchased 0.16%				$985,428

(Cost $5,746,886)

Puts 0.16%				985,428

Alliance Data Systems Corp.	$ 55	March 07	615	55,350
Alliance Data Systems Corp.	65	June 07	350	203,000
Amazon.com, Inc.	27	April 07	524	7,860
Capital One Financial Corp.	65	March 07	536	13,400
CDW Corp.	55	April 07	400	16,000
Countrywide Financial Corp.	30	April 07	599	11,980
Danaher Corp.	50	January 07	1,100	0
Fannie Mae	50	January 07	2,176	10,880
Google, Inc.	360	March 07	58	10,730
JP Morgan & Co.	40	January 07	4,757	23,785
Lennar Corp.	40	February 07	421	2,105
MGIC Investment Corp.	55	March 07	363	19,965
New Century Financial Corp.	35	February 07	324	123,120
Novastar Financial Corp.	25	March 07	362	66,970
Retail HOLDRs Trust	95	January 07	2,182	65,460
Sandisk Corp.	52	April 07	179	189,740
Starbucks Corp.	30	April 07	1,337	52,143
STMicroelectronics NV	15	April 07	1,334	6,670
Texas Instruments, Inc.	27	April 07	913	86,735
WCI Communities, Inc.	12	March 07	913	13,695
Wells Fargo & Co.	32	January 07	5,840	5,840

		Interest	Par value
Issuer, description, maturity date		rate	(000)	Value

Short-term investments 14.41%				$89,012,733

(Cost $89,012,733)

Joint Repurchase Agreement 0.64%				3,920,000

Investment in a joint repurchase
agreement transaction with
Cantor Fitzgerald, L.P. — Dated
12-29-06, due 1-3-07 (Secured by
U.S. Treasury Inflation Indexed
Notes 1.625%, due 1-15-15,
2.500%, due 7-15-16, and 3.875%,
due 1-15-09).
Maturity value: $3,922,679.		4.920%	$3,920	3,920,000

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

	Shares	Value

Cash Equivalents 13.77%		$85,092,733

AIM Cash Investment Trust (T)	85,093	85,092,733

Total investments (Cost $576,699,249) 113.59%		$701,837,282

Other assets and liabilities, net (13.59%)		($83,941,806)

Total net assets 100.00%		$617,895,476

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2006.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,300,000 or 1.02% of the Fund’s net assets as of December 31, 2006.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L

S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value including $82,798,529 of securities loaned
Unaffiliated issuers (cost $567,477,644)	$691,919,115
Affiliated issuers (cost $9,221,605)	9,918,167
Cash and cash equivalents	28,425
Receivable for investments sold	1,677,248
Receivable for shares sold	1,274,964
Dividends and interest receivable	89,968
Other assets	129,716

Total assets	705,037,603

Liabilities

Due to foreign custodian (cost $1,670)	1,654
Payable for shares repurchased	1,289,514
Payable upon return of securities loaned	85,092,733
Payable to affiliates
Management fees	329,691
Distribution and service fees	65,480
Other	149,423
Other payables and accrued expenses	213,632

Total liabilities	87,142,127

Net assets

Capital paid-in	1,003,159,059
Accumulated net realized loss on investments and foreign currency transactions	(510,027,211)
Net unrealized appreciation of investments and translation of assets and
liabilities in foreign currencies	125,138,049
Accumulated net investment loss	(374,421)

Net assets	$617,895,476

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($462,594,025 ÷ 21,793,999 shares)	$21.23
Class B ($117,803,408 ÷ 5,923,881 shares)	$19.89
Class C ($33,557,641 ÷ 1,687,455 shares)	$19.89
Class I ($3,940,402 ÷ 180,727 shares)	$21.80

Maximum offering price per share

Class A [1] ($21.23 ÷ 95%)	$22.35

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $282,253)	$3,904,772
Interest	1,311,712
Securities lending	272,710
Total investment income	5,489,194

Expenses

Investment management fees (Note 2)	3,469,821
Distribution and service fees (Note 2)	2,549,772
Class A, B and C transfer agent fees (Note 2)	1,450,198
Class I transfer agent fees (Note 2)	564
Accounting and legal services fees	89,174
Compliance fees	14,772
Custodian fees	103,716
Printing	83,633
Blue sky fees	62,100
Professional fees	40,878
Trustees’ fees	25,170
Interest	14,251
Securities lending fees	10,241
Miscellaneous	30,705

Total expenses	7,944,995
Less expense reductions (Note 2)	(90,096)

Net Expenses	7,854,899

Net investment loss	(2,365,705)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	53,506,992
Foreign currency transactions	(141,805)

Change in net unrealized appreciation (depreciation) of
Investments	48,870,148
Translation of assets and liabilities in foreign currencies	12

Net realized and unrealized gain	102,235,347

Increase in net assets from operations	$99,869,642

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	12-31-05[1]	12-31-06

Increase (decrease) in net assets

From operations
Net investment loss	($2,056,935)	($2,365,705)
Net realized gain	64,342,867	53,365,187
Change in net unrealized appreciation (depreciation)	11,375,093	48,870,160

Increase in net assets resulting from operations	73,661,025	99,869,642

From Fund share transactions	(104,198,736)	1,433,802

Net assets

Beginning of period	547,129,743	516,592,032

End of period[2]	$516,592,032	$617,895,476

1 Audited by previous auditor.

2 Includes accumulated net investment loss of $496,376 and $374,421, respectively.

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.10	$11.85	$14.61	$15.19	$17.66
Net investment income (loss)[2]	—[3]	0.01	0.06	(0.02)	(0.04)
Net realized and unrealized
gain (loss) on investments	(7.23)	2.75	0.54	2.49	3.61
Total from investment operations	(7.23)	2.76	0.60	2.47	3.57
Less distributions
from net investment income	—	—	(0.02)	—	—
From net realized gain	(0.02)	—	—	—	—
	(0.02)	—	(0.02)	—	—
Net asset value, end of period	$11.85	$14.61	$15.19	$17.66	$21.23
Total return[4] (%)	(37.83)	23.29	4.14[5]	16.26[5]	20.22[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$365	$376	$325	$343	$463
Ratio of net expenses to average
net assets (%)	1.28	1.35	1.29	1.25	1.21
Ratio of gross expenses to average
net assets (%)	1.28	1.35	1.34[6]	1.30[6]	1.23[6]
Ratio of net investment income
(loss) to average net assets (%)	0.02	0.10	0.44	(0.12)	(0.22)
Portfolio turnover (%)	114	140	97	74	78

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.55	$11.42	$13.98	$14.45	$16.67
Net investment loss[2]	(0.11)	(0.08)	(0.05)	(0.13)	(0.18)
Net realized and unrealized
gain (loss) on investments	(7.00)	2.64	0.52	2.35	3.40
Total from investment operations	(7.11)	2.56	0.47	2.22	3.22
Less distributions
From net realized gain	(0.02)	—	—	—	—
Net asset value, end of period	$11.42	$13.98	$14.45	$16.67	$19.89
Total return[4] (%)	(38.31)	22.42	3.36[5]	15.36[5]	19.32[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$290	$267	$196	$153	$118
Ratio of net expenses to average
net assets (%)	2.03	2.10	2.04	2.01	1.96
Ratio of gross expenses to average
net assets (%)	2.03	2.10	2.09[6]	2.06[6]	1.98[6]
Ratio of net investment loss
to average net assets (%)	(0.74)	(0.66)	(0.35)	(0.88)	(0.98)
Portfolio turnover (%)	114	140	97	74	78

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$18.55	$11.42	$13.98	$14.45	$16.67
Net investment loss[2]	(0.11)	(0.08)	(0.05)	(0.13)	(0.18)
Net realized and unrealized
gain (loss) on investments	(7.00)	2.64	0.52	2.35	3.40
Total from investment operations	(7.11)	2.56	0.47	2.22	3.22
Less distributions
From net realized gain	(0.02)	—	—	—	—
Net asset value, end of period	$11.42	$13.98	$14.45	$16.67	$19.89
Total return[4] (%)	(38.31)	22.42	3.36[5]	15.36[5]	19.32[5]

Ratios and supplemental data

Net assets, end of period
(in millions)	$40	$35	$25	$20	$34
Ratio of net expenses to average
net assets (%)	2.03	2.10	2.04	2.01	1.96
Ratio of gross expenses to average
net assets (%)	2.03	2.10	2.09[6]	2.06[6]	1.98[6]
Ratio of net investment loss
to average net assets (%)	(0.75)	(0.66)	(0.36)	(0.87)	(0.97)
Portfolio turnover (%)	114	140	97	74	78

See notes to financial statements

Large Cap Equity Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-02[1]	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06

Per share operating performance

Net asset value, beginning of period	$19.11	$11.91	$14.87	$15.46	$18.05
Net investment income[2]	0.07	0.08	0.15	0.06	0.11
Net realized and unrealized
gain (loss) on investments	(7.25)	2.88	0.54	2.53	3.64
Total from investment operations	(7.18)	2.96	0.69	2.59	3.75
Less distributions
From net investment income	—	—	(0.10)	—	—
From net realized gain	(0.02)	—	—	—	—
	(0.02)	—	(0.10)	—	—
Net asset value, end of period	$11.91	$14.87	$15.46	$18.05	$21.80
Total return[4](%)	(37.55)	24.85	4.68	16.75	20.78

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	—[7]	—[7]	—[7]	$4
Ratio of net expenses to average
net assets (%)	0.81	0.84	0.79	0.78	0.77
Ratio of net investment income
to average net assets (%)	0.49	0.62	0.98	0.35	0.54
Portfolio turnover (%)	114	140	97	74	78

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

7 Less than $500,000.

See notes to financial statements

Large Cap Equity Fund

Notes to financial statements

Note 1
Accounting policies

John Hancock Large Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund
are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Large Cap Equity Fund

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2006.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each

Large Cap Equity Fund

transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no outstanding written options on December 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2006 the Fund loaned securities having a market value of $82,798,529 collateralized by cash in the amount of $85,092,733. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $509,685,568 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. The entire amount of the loss carryforward expires December 31, 2010. Capital loss carryforward utilized for the year ended December 31, 2006, amounted to $56,287,744. Net capital losses of $250,565 that are attributable to security transactions incurred after October 31, 2006, are treated as arising on January 1, 2007, the first day of the Fund’s next taxable year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than June 29, 2007 and the effects will be noted in the Fund’s semiannual financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended December 31, 2005 and December 31, 2006. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for

Large Cap Equity Fund

the effect of expenses that may be applied differently to each class.

As of December 31, 2006, there were no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described
above for the year ended December 31, 2006
were as follows:

Distribution and
Share class	service fees

Class A	$996,891
Class B	1,306,798
Class C	246,083
Total	$2,549,772

Class A shares are assessed up-front sales charges. During the year ended December 31, 2006, JH Funds received net up-front sales charges of $480,150 with regard to sales of Class A shares. Of this amount, $71,152 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $382,671 was paid as sales commissions to unrelated broker-dealers and $26,327 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the

Large Cap Equity Fund

current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2006, CDSCs received by JH Funds amounted to $208,533 for Class B shares and $2,396 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s transfer agent fee if the total transfer agent fee exceeded the median transfer agency fee for comparable mutual funds by greater than 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $90,096 for the year ended December 31, 2006. Signature Services terminated this reimbursement agreement June 30, 2006.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $89,174. The Fund also paid the Adviser the amount of $862 for certain publishing services, included in the printing fees. The Fund reimbursed JHLICO for certain compliance costs included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Large Cap Equity Fund

Note 3
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two years, along with the corresponding dollar value.

	Year ended 12-31-05[1]		Year ended 12-31-06
	Shares	Amount	Shares	Amount

Class A shares

Sold	2,830,859	$45,492,378	7,343,811	$143,181,154
Repurchased	(4,797,780)	(75,577,617)	(5,001,051)	(96,563,359)
Net increase (decrease)	(1,966,921)	($30,085,239)	2,342,760	$46,617,795

Class B shares

Sold	604,177	$9,117,639	802,884	$14,624,386
Repurchased	(5,001,768)	(74,995,047)	(4,065,955)	(73,051,474)
Net decrease	(4,397,591)	($65,877,408)	(3,263,071)	($58,427,088)

Class C shares

Sold	168,338	$2,522,666	829,419	$15,317,020
Repurchased	(723,901)	(10,758,755)	(342,970)	(6,193,109)
Net increase (decrease)	(555,563)	($8,236,089)	486,449	$9,123,911

Class I shares

Sold	—	—	453,659	$9,458,719
Repurchased	—	—	(273,654)	(5,339,535)
Net increase	—	—	180,005	$4,119,184

Net increase (decrease)	(6,920,075)	($104,198,736)	(253,857)	$1,433,802

1 Audited by previous auditor.

Note 4
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2006, aggregated $456,619,457 and $413,944,561, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $577,040,717. Gross unrealized appreciation and depreciation of investments aggregated $138,780,833 and $13,984,268, respectively, resulting in net unrealized appreciation of $124,796,565. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Large Cap Equity Fund

Note 5
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended December 31, 2006 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

NMT Medical, Inc.
bought: 733,050,
sold: none	—	733,050	—	—	9,918,167
Total			—	—	$9,918,167

Note 6
Reclassification of accounts

During the year ended December 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $141,805, a decrease in accumulated net investment loss of $2,487,660 and a decrease in capital paid-in of $2,629,465. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Large Cap Equity Fund

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock
Large Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the “Fund”) at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the year ended December 31, 2005 and the financial highlights for the three years ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report dated February 16, 2006, expressed unqualified opinions thereon. The financial highlights for the year ended December 31, 2002, were audited by other auditors whose report dated February 7, 2003, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2007

Tax information
Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2006.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Large Cap
Equity Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with Sovereign Asset Management LLC (the “Subadviser”) for the John Hancock Large Cap Equity Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and the Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted that the Fund’s performance during the 3- and 10-year periods was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board noted that, for the 5-year period under review, the Fund’s performance was appreciably lower than the performance of the Peer Group and Category medians and benchmark index. However, the Board viewed favorably that the more recent performance of the Fund for the 1-year period ended December 31, 2005 was appreciably higher than the median of its Category and Peer Group, and its benchmark index.

Investment advisory fee and subadvisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board also considered peer-adjusted comparisons for the transfer agent fees. The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were equal to or not appreciably higher than median of the Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	1998	64

Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	1994	64

Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following:
Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	64

President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	1986	64

Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	1986	64

(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until
2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television
(since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	1994	64

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	64

President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	64

Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	1994	64

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259

President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

5000A 12/06
           2/07

John Hancock
MUTUAL FUNDS

John Hancock
Small Cap Intrinsic Value Fund

Annual Report
12.31.06

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 3

Notes to financial
statements
page 2 0

Trustees and officers
page 3 1

For more information
page 3 6

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in equity securities of small-capitalization companies in the range of the Russell 2000 Index.

Over the last twelve months

► U.S. stocks rallied as inflation concerns eased and corporate earnings remained strong.

► Small-cap stocks led larger-cap stocks, reaching a record high in early December.

► Stock selection was the biggest driver of the Fund’s returns, with the strongest gains coming from investments in the materials and technology sectors.

John Hancock Small Cap Intrinsic Value Fund

Fund performance for the year ended December 31, 2006.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Diamond Foods, Inc.	5.0%	Seaboard Corp.	4.0%

Koppers Holdings, Inc.	4.9%	Alexander & Baldwin, Inc.	3.9%

3Com Corp.	4.7%	Northeast Community Bancorp, Inc.	3.8%

Novelis, Inc.	4.3%	Sadia SA (ADR)	3.7%

Stelco, Inc.	4.1%	Cleveland-Cliffs, Inc.	3.7%

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Small Cap Intrinsic Value Fund

Small-cap stocks posted their fourth consecutive year of gains in 2006, despite a bumpy first half. The market started off strong in the New Year, buoyed by positive earnings growth, steady global demand and excess cash on corporate balance sheets. In the second quarter, stocks gave back their gains, as the housing market slowed, investors’ appetite for risk declined and inflation worries mounted. Small-cap and other higher-risk stocks were hit hard in the downturn. The market turned another corner in the third quarter, as inflation concerns eased and the Federal Reserve stopped raising interest rates for the first time in two years. Investors began taking advantage of buying opportunities created by the second quarter decline, pushing stock prices higher. The momentum continued in the fourth quarter with the Russell 2000 Index, an index of small-cap stocks, approaching a record high in early December and ending the year with an 18.37% return that included reinvested dividends. Within the small-cap sector, value stocks outpaced growth stocks by a wide margin.

Performance review

Throughout the past year, John Hancock Small Cap Intrinsic Value Fund benefited from following a disciplined investment strategy with a focus on small-cap value stocks. The Fund’s Class A, Class B, Class C and Class I shares produced returns of 28.99%, 28.20%, 28.20% and 29.55%, respectively, at net asset value over the 12 months ended

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
BlackRock Ventures	▲	Bought out at nice premium in second quarter of 2006
Clean Harbors	▲	Good earnings, reduced debt, recent acquisition
Diamond Foods	◄►	Near-term hurdles in rolling out new Emerald Foods division

2

Portfolio Managers, MFC Global Investment Management, (U.S.), LLC
Timothy E. Keefe, CFA, and Timothy M. Malloy

December 31, 2006. Keep in mind that your net asset value return will differ from these results if you were not invested in the Fund for the entire period and did not reinvest all distributions. The Fund beat the Morningstar, Inc. small blend category average, which was 15.06% over the same period.1

“Small-cap stocks posted their
fourth consecutive year of gains in
2006, despite a bumpy first half.”

Rewards from disciplined investment process

The bulk of the Fund’s outperformance came from strong stock selection, as we remained focused on owning great companies that were on sale. We specifically sought businesses with good cash flows and experienced management teams whose stocks were selling below their intrinsic value. We also looked for catalysts — including new products, improved pricing, new management, a restructuring, an acquisition or better coverage by Wall Street — that over a three- to five-year time horizon could help unlock the stock’s full value. When stocks reached our price targets, we stuck to our sell discipline and reduced or eliminated the position.

Our investment strategy helped lock in profits during the first quarter rally as we sold stocks that had approached or reached our price targets. With the proceeds, we bought stocks that were already attractively valued, so they did not suffer as much in the downturn. Some of the catalysts we had targeted also paid off in the second quarter, offering added downside protection. Many stocks in the Fund started to rebound in the third quarter and later reached our price targets, leading us again to sell a few positions and lock in gains. The Fund further benefited from investing more heavily than the Russell 2000 Index in materials and consumer staples, where we found particularly good opportunities in individual stocks that met our investment

Small Cap Intrinsic Value Fund

3

criteria. Below-average stakes in the health care and technology sectors, both of which trailed the Russell index, also aided returns.

Winners in the materials and technology sectors

While stock picking was strong across sectors, the biggest gains came from materials, where our investments included precious metals, steel and mining companies. Among the standouts was Agnico-Eagle Mines Ltd., a Canadian gold mining company that benefited from diversifying its risk and improving its production outlook with the acquisition of new properties. We sold Agnico after it appreciated and became a mid-cap stock. Koppers Holdings, Inc., a company that is a global leader in carbon materials was another top performer, driven higher by an acquisition, market share gains and new investments abroad.

Gains from the technology sector were also very strong, driven by Brocade Communications Systems, Inc. and Wright Express Corp. A networking equipment company that competes with Cisco Systems, Inc. (not in the portfolio), Brocade rallied nicely after the company caught up on delayed financial filings and started delivering good revenue and market share numbers. The stock reached our price target, leading us to exit the position. Wright Express, which handles payment processing for credit cards used by companies with fleets of vehicles, climbed nicely after adding new accounts that more than offset the loss of a large customer and helped produce stronger-than-expected earnings.

SECTOR DISTRIBUTION[2]
Materials	27%
Industrials	17%
Information technology	11%
Consumer discretionary	10%
Consumer staples	10%
Energy	7%
Financials	7%
Health care	3%
Utilities	2%
Telecommunication
services	2%

Positive gains from individual stocks across sectors

Among other strong contributors was Clean Harbors, Inc., a hazardous waste company in the industrials sector, which rallied as solid earnings, reduced debt and an acquisition drove the stock sharply higher. In the energy sector, BlackRock Ventures, Inc. also posted notable gains. An exploration and production company with valuable assets in the oil sands of Canada, BlackRock benefited from being acquired at a premium by Shell of Canada. NexCen Brands, Inc., formerly Aether Holdings, Inc., redeployed some of the cash on its balance sheet to start a new business licensing branded apparel. The acquisition will enable the company to utilize the tax loss carryforwards on their balance sheet as they enter a new high-margin business, fueling steep gains in the stock.

Small Cap Intrinsic Value Fund

4

Relatively few disappointments

While returns were positive across all sectors, the Fund lost a bit of ground from individual investments that fell short of expectations. Among detractors was Birch Mountain Resources Ltd., an aggregates company near the Canadian oil sands. It fell sharply, after a delay in production lowered output estimates. We cut our losses and sold our stake. In addition, coal companies Massey Energy Co. and International Coal Group, Inc. declined as the industry struggled with pricing and cut production. We kept both positions because we believe that excess supply in the industry is temporary and that demand will be strong over the next five to 10 years.

“While stock picking was strong
across sectors, the biggest gains
came from materials, where
our investments included
precious metals, steel and
mining companies.”

Optimism around investment process

Although small-cap stocks have had a strong run in recent years, we remain optimistic about the Fund’s prospects largely because we depend on generating returns through our investment process rather than the market’s fortunes. Whether small-cap stocks move up or down, we will continue to look for great companies on sale, including companies being spun off at good valuations, emerging from bankruptcy or having assets that are undervalued by the market. We also expect the catalysts we look for to help unlock the value of individual stocks. In addition, stable or lower interest rates would provide a positive backdrop for small-cap companies.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Small Cap Intrinsic Value Fund

5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	22.54%	—	—	21.81%	22.54%	—	—	43.71%

B	2-28-05	23.20	—	—	22.72	23.20	—	—	45.71

C	2-28-05	27.20	—	—	24.54	27.20	—	—	49.71

I [1]	2-28-05	29.55	—	—	25.72	29.55	—	—	52.32

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Small Cap Intrinsic Value Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$14,971	$14,571	$12,699

C1	2-28-05	14,971	14,971	12,699

I2	2-28-05	15,232	15,232	12,699

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Small Cap Intrinsic Value Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,127.90	$8.94

Class B	1,000.00	1,124.00	12.64

Class C	1,000.00	1,124.00	12.64

Class I	1,000.00	1,130.50	6.50

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Small Cap Intrinsic Value Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,016.80	$8.47

Class B	1,000.00	1,013.30	11.98

Class C	1,000.00	1,013.30	11.98

Class I	1,000.00	1,019.10	6.16

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.67%, 2.36%, 2.36% and 1.20% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Small Cap Intrinsic Value Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-06

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 95.88%		$40,691,165
(Cost $36,894,694)
Agricultural Products 2.24%		951,724

Corn Products International, Inc.	12,600	435,204

Tejon Ranch Co. (I)(L)	9,250	516,520
Aluminum 4.27%		1,810,250

Novelis, Inc. (Canada)	65,000	1,810,250
Coal & Consumable Fuels 1.25%		529,685

International Coal Group, Inc. (I)(L)	97,190	529,685
Computer Hardware 1.16%		493,150

Palm, Inc. (I)(L)	35,000	493,150
Diversified Chemicals 4.91%		2,085,600

Koppers Holdings, Inc.	80,000	2,085,600
Diversified Metals & Mining 11.07%		4,698,092

FNX Mining Co., Inc. (Canada) (I)	90,000	1,412,993

Massey Energy Co.	40,000	929,200

Mirimar Mining Corp. (Canada) (I)	240,000	1,084,800

Silver Standard Resources, Inc. (Canada) (I)(L)	41,350	1,271,099
Environmental Services 5.68%		2,411,054

Clean Harbors, Inc. (I)	21,350	1,033,554

Darling International, Inc. (I)	250,000	1,377,500
Food Distributors 7.65%		3,244,890

Sadia SA, American Depositary Receipt (ADR) (Brazil)	46,000	1,568,140

Seaboard Corp.	950	1,676,750
Food Retail 4.93%		2,091,100

Diamond Foods, Inc. (I)	110,000	2,091,100
Gas Utilities 1.84%		782,600

Southern Union Co.	28,000	782,600
Health Care Equipment 0.70%		296,578

NMT Medical, Inc. (I)	21,920	296,578
Industrial Machinery 2.94%		1,246,713

ATS Automation Tooling Systems, Inc. (Canada) (I)	130,000	1,246,713

See notes to financial statements

Small Cap Intrinsic Value Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Investment Banking & Brokerage 3.96%		$1,682,404

NexCen Brands, Inc. (I)	27,700	200,271

Wright Express Corp. (I)	47,550	1,482,133
Marine 3.87%		1,640,580

Alexander & Baldwin, Inc.	37,000	1,640,580
Networking Equipment 4.70%		1,993,350

3Com Corp. (I)	485,000	1,993,350
Oil & Gas Exploration & Production 8.09%		3,434,070

Delta Petroleum Corp. (I)(L)	6,500	150,540

Denbury Resources, Inc. (I)	42,000	1,167,180

Equator Exploration Ltd. (British Virgin Islands) (I)	104,500	145,211

Exploration Co. of Delaware (The) (I)	63,600	848,424

Plains Exploration & Production Co. (I)	7,909	375,915

Rosetta Resources, Inc. (I)	40,000	746,800
Pharmaceuticals 1.98%		840,000

Anesiva, Inc. (I)	120,000	840,000
Property & Casualty Insurance 3.20%		1,360,390

Zenith National Insurance Corp.	29,000	1,360,390
Regional Banks 1.42%		601,266

United Financial Bancorp, Inc. (I)	43,570	601,266
Restaurants 2.67%		1,134,400

Carrols Restaurant Group, Inc. (I)	80,000	1,134,400
Semiconductors 1.35%		572,466

CSR Plc (United Kingdom) (I)	45,000	572,466
Specialized Consumer Services 0.61%		258,000

Angelica Corp.	10,000	258,000
Specialty Chemicals 0.75%		318,457

Zoltek Companies, Inc. (I)(L)	16,190	318,457
Steel 7.77%		3,298,727

Cleveland-Cliffs, Inc. (L)	32,000	1,550,080

Stelco, Inc. (Canada) (I)	95,000	1,748,647
Thrifts & Mortgage Finance 5.36%		2,273,406

Brookline Bancorp, Inc.	50,000	658,500

Northeast Community Bancorp, Inc. (I)	131,400	1,614,906
Wireless Telecommunication Services 1.51%		642,213

Motient Corp. (I)	64,870	642,213

See notes to financial statements

Small Cap Intrinsic Value Fund

11

F I N A N C I A L  S T A T E M E N T S

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Short-term investments 10.68%			$4,531,404
(Cost $4,531,204)
Government U.S. Agency 3.54%			1,500,000

Federal Home Loan Bank,
Disc Note 1-2-07	AAA	$1,500	1,500,000
		Shares
Cash Equivalents 7.14%			3,031,404

AIM Cash Investment Trust (T)	3,031,404		3,031,404

Total investments (Cost $41,425,898) 106.56%			$45,222,569

Other assets and liabilities, net (6.56%)			($2,785,182)

Total net assets 100.00%			$42,437,387

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of December 31, 2006.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Small Cap Intrinsic Value Fund

12

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (cost $41,425,898) including $2,950,467 of securities loaned	$45,222,569
Cash and cash equivalents	117,815
Foreign cash, at value (cost $308)	307
Receivable for shares sold	922,265
Receivable for investments sold	484,843
Dividends receivable	20,041
Receivable from affiliates	28,063
Other assets	8
Total assets	46,795,911

Liabilities

Payable upon return of securities loaned	3,031,404
Payable for investments purchased	1,150,413
Payable for shares repurchased	99,620
Payable to affiliates
Management fees	29,758
Distribution and service fees	4,706
Other	5,741
Other payables and accrued expenses	36,882
Total liabilities	4,358,524

Net assets

Capital paid-in	38,541,443
Accumulated net realized gain on investments and foreign currency transactions	195,075
Net unrealized appreciation of investments and translation of assets
and liabilities in foreign currencies	3,796,390
Accumulated net investment loss	(95,521)
Net assets	$42,437,387

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($30,467,643 ÷ 2,223,644 shares)	$13.70
Class B ($2,863,306 ÷ 211,319 shares)	$13.55
Class C ($7,613,133 ÷ 561,746 shares)	$13.55
Class I ($1,493,305 ÷ 108,206 shares)	$13.80

Maximum offering price per share

Class A1 ($13.70 ÷ 95%)	$14.42

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Small Cap Intrinsic Value Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $523 and including
special dividends of $38,700)	$111,608
Interest	33,117
Securities lending	10,906
Total investment income	155,631

Expenses

Investment management fees (Note 2)	130,616
Distribution and service fees (Note 2)	67,163
Class A, B and C transfer agent fees (Note 2)	28,811
Class I transfer agent fees (Note 2)	197
Accounting and legal services fees (Note 2)	2,063
Compliance fees	87
Blue sky fees	59,191
Printing	26,328
Custodian fees	20,610
Professional fees	9,244
Trustees’ fees	523
Securities lending fees	398
Miscellaneous	1,413
Total expenses	346,644
Less expense reductions (Note 2)	(83,568)
Net Expenses	263,076
Net investment loss	(107,445)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	995,715
Foreign currency transactions	(11,142)
Change in net unrealized appreciation (depreciation) of
Investments	3,635,801
Translation of assets and liabilities in foreign currencies	(281)
Net realized and unrealized gain	4,620,093
Increase in net assets from operations	$4,512,648

See notes to financial statements

Small Cap Intrinsic Value Fund

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	12-31-05 [1,2]	12-31-06
Increase (decrease) in net assets

From operations
Net investment loss	($2,715)	($107,445)
Net realized gain	360,445	984,573
Change in net unrealized appreciation (depreciation)	160,870	3,635,520
Increase in net assets resulting from operations	518,600	4,512,648
Distributions to shareholders
From net realized gain
Class A	(230,784)	(629,829)
Class B	(8,548)	(60,177)
Class C	(8,548)	(162,279)
Class I	(8,548)	(28,014)
	(256,428)	(880,299)
From Fund share transactions	3,256,428	35,286,438

Net assets

Beginning of period	--	3,518,600
End of period	$3,518,600	$42,437,387[3]

1 Audited by previous auditor.

2 Beginning of operations 2-28-05 through 12-31-05.

3 Includes accumulated net investment loss of $95,521.

See notes to financial statements

Small Cap Intrinsic Value Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06
Per share operating performance

Net asset value, beginning of period	$10.00	$10.86
Net investment loss[3]	(0.01)	(0.07)[10]
Net realized and unrealized
gain on investments	1.72	3.21
Total from investment operations	1.71	3.14
Less Distributions
From net realized gain	(0.85)	(0.30)
Net asset value, end of period	$10.86	$13.70
Total return[4,6](%)	17.28[5]	28.99

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$30
Ratio of net expenses to average
net assets (%)	1.45[7]	1.65
Ratio of gross expenses to average
net assets[8](%)	4.89[7]	2.23
Ratio of net investment loss
to average net assets (%)	(0.08)[7]	(0.58)[10]
Portfolio turnover (%)	97[5]	82

See notes to financial statements

Small Cap Intrinsic Value Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06
Per share operating performance

Net asset value, beginning of period	$10.00	$10.81
Net investment loss[3]	(0.05)	(0.16)[10]
Net realized and unrealized
gain on investments	1.71	3.20
Total from investment operations	1.66	3.04
Less distributions
From net realized gain	(0.85)	(0.30)
Net asset value, end of period	$10.81	$13.55
Total return[4,6](%)	16.78[5]	28.20

Ratios and supplemental data
Net assets, end of period
(in millions)	—[9]	$3
Ratio of net expenses to average
net assets (%)	1.95[7]	2.35
Ratio of gross expenses to average
net assets[8](%)	5.39[7]	2.93
Ratio of net investment loss
to average net assets (%)	(0.57)[7]	(1.25)[10]
Portfolio turnover (%)	97[5]	82

See notes to financial statements

Small Cap Intrinsic Value Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06
Per share operating performance

Net asset value, beginning of period	$10.00	$10.81
Net investment loss[3]	(0.05)	(0.16)[10]
Net realized and unrealized
gain on investments	1.71	3.20
Total from investment operations	1.66	3.04
Less distributions
From net realized gain	(0.85)	(0.30)
Net asset value, end of period	$10.81	$13.55
Total return[4,6](%)	16.78[5]	28.20

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	$8
Ratio of net expenses to average
net assets (%)	1.95[7]	2.35
Ratio of gross expenses to average
net assets[8](%)	5.39[7]	2.93
Ratio of net investment loss
to average net assets (%)	(0.57)[7]	(1.27)[10]
Portfolio turnover (%)	97[5]	82

See notes to financial statements

Small Cap Intrinsic Value Fund

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06
Per share operating performance

Net asset value, beginning of period	$10.00	$10.89
Net investment income (loss)[3]	0.02	(0.03)[10]
Net realized and unrealized
gain on investments	1.72	3.24
Total from investment operations	1.74	3.21
Less distributions
From net realized gain	(0.85)	(0.30)
Net asset value, end of period	$10.89	$13.80
Total return[4,6](%)	17.58[5]	29.55

Ratios and supplemental data

Net assets, end of period
(in millions)	—[9]	$1
Ratio of net expenses to average
net assets (%)	1.15[7]	1.20
Ratio of gross expenses to average
net assets[8](%)	4.59[7]	1.78
Ratio of net investment income
(loss) to average net assets (%)	0.22[7]	(0.27)[10]
Portfolio turnover (%)	97[5]	82

1 Audited by previous auditor.

2 Beginning of operations from 2-28-05 through 12-31-05.

3 Based on the average of the shares outstanding during the period.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total return would have been lower had certain expenses not been reduced during the period shown.

7 Annualized.

8 Does not take into consideration expense reductions during the period shown.

9 Less than $500,000.

10 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to the following amounts:

		Percentage
	Per share	of net assets

Class A	$0.03	0.27%

Class B	0.03	0.27

Class C	0.03	0.27

Class I	0.03	0.23

See notes to financial statements

Small Cap Intrinsic Value Fund

19

Notes to financial statements

Note 1 Accounting policies

John Hancock Small Cap Intrinsic Value Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term capital appreciation.

The Fund was established and commenced operations on February 28, 2005 with an initial capital contribution from John Hancock Advisers LLC of $3,000,000. During the period February 28, 2005 to January 2, 2006, the Fund was not available for sale to the public after which the Fund was initially offered to the public. At the time of the public offering, John Hancock Advisers, LLC held $3,518,307 in the Fund (291,569 shares in Class A, 10,803 shares in Class B, 10,803 shares in Class C and 10,796 shares in Class I).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

Small Cap Intrinsic Value Fund

20

dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value  of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At December 31, 2006, the Fund loaned securities having a market value of $2,950,467 collateralized by cash in the amount of $3,031,404. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the

Small Cap Intrinsic Value Fund

21

Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than June 29, 2007 and the effects will be noted in the Fund’s semiannual financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $256,428. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $802,372 and long term capital gain $77,927. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2006, the component of distributable earnings on a tax basis included $245,432 of undistributed ordinary income and $198,679 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.90% of the Fund’s average daily net asset value. Effective January 3, 2006, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICO”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service

Small Cap Intrinsic Value Fund

22

fees and transfer agent fees, to 1.15% on an annual basis of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C and Class I shares, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $83,568 for the year ended December 31, 2006. The Adviser reserves the right to terminate these limitations in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreement described above for the year ended December 31, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$31,647
Class B	10,704
Class C	24,812
Total	$67,163

Class A shares are assessed up-front sales charges. During the year ended December 31, 2006, JH Funds received net up-front sales charges of $108,781 with regard to sales of Class A shares. Of this amount, $17,918 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $90,236 was paid as sales commissions to unrelated broker-dealers and $627 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent JHLICO, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2006, CDSCs received by JH Funds amounted to $1,762 for Class B shares and $316 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’ average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Effective June 1, 2006, Signature Services has agreed to limit the Class A, Class B and Class C transfer agent fees to 0.30% of each respective class’ average daily net asset value, until April 30, 2007. There were no expense reductions related to this transfer agent fee limitation during the year ended December 31, 2006. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $2,063. The Fund also paid the Adviser the amount of $748 for certain publishing services. The Fund reimbursed JHLICO for

Small Cap Intrinsic Value Fund

23

certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 298,134 Class A shares, 11,049 Class B shares, 11,048 Class C shares and 11,038 Class I shares of beneficial interest of the Fund on December 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Period ended 12-31-05[1,2]		Year ended 12-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	270,000	$2,700,000	2,007,220	$25,551,258
Distributions reinvested	21,569	230,784	—	—
Repurchased	—	—	(75,145)	(948,349)
Net increase	291,569	$2,930,784	1,932,075	$24,602,909

Class B shares
Sold	10,000	$100,000	234,214	$2,945,949
Distributions reinvested	803	8,548	—	—
Repurchased	—	—	(33,698)	(422,809)
Net increase	10,803	$108,548	200,516	$2,523,140

Class C shares
Sold	10,000	$100,000	556,872	$6,961,954
Distributions reinvested	803	8,548	—	—
Repurchased	—	—	(5,929)	(75,512)
Net increase	10,803	$108,548	550,943	$6,886,442

Class I shares
Sold	10,000	$100,000	100,932	$1,317,587
Distributions reinvested	797	8,548	—	—
Repurchased	—	—	(3,523)	(43,640)
Net increase	10,797	$108,548	97,409	$1,273,947

Net increase	323,972	$3,256,428	2,780,943	$35,286,438

[1]Audited by previous auditor.
[2]Beginning of operations from 2-28-05 through 12-31-05.

Small Cap Intrinsic Value Fund

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Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2006, aggregated $45,011,156 and $12,009,678, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $41,768,367. Gross unrealized appreciation and depreciation of investments aggregated $4,627,444 and $1,173,242, respectively, resulting in net unrealized appreciation of $3,454,202. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities on investments in passive foreign investment companies.

Note 5

Reclassification of accounts

During the year ended December 31, 2006, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $12,943, a decrease in accumulated net investment loss of $11,924 and an increase in capital paid-in of $1,019. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for certain foreign currency adjustments and equalization. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

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Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Small Cap Intrinsic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the “Fund”) at December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as of December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund for the period ended December 31, 2005 and the financial highlights for the period ended December 31, 2005 was audited by another independent registered public accounting firm, whose report dated February 16, 2006, expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2007

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Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2006.

The Fund has designated distributions to shareholders of $78,946 as long-term capital gain dividends.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2006, 10.65% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement: John Hancock Small Cap Intrinsic Value Fund

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment subadvisory agreement (the “Subadvisory Agreement”) with MFC Global Investment Management (U.S.), LLC (the “Subadviser”) for the John Hancock Small Cap Intrinsic Value Fund (the “Fund”). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser were sufficient to support renewal of the Advisory Agreements.

28

Fund performance

The Board noted that the Fund had less than one year of operational history as of December 31, 2005; therefore, the Board did not receive a comparative analysis of the Fund’s performance from Morningstar. The Board recognized the short operational history of the Fund and indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and not appreciably higher than the median rate of the Category. The Board favorably considered the Adviser’s agreement to continue fee waivers, which lowered the Advisory Agreement Rate.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Gross Expense Ratio”) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (“Net Expense Ratio”). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Peer Group and Category medians. The Board favorably considered the impact of the fee waivers towards ultimately lowering the Fund’s total operating expense ratio.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the “Subadvisory Agreement Rate”) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

29

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Subadviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Subadvisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

30

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2005	64
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2005	64
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following:
Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	64
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2005	64
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings

31

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2005	64
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until
2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television
(since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	64
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	64
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	64
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	64
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

33

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110
Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N   H A N C O C K   F A M I L Y   O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

6400A 12/06
2/07

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

(formerly Large Cap Intrinsic Value Fund)

Annual Report
12.31.06

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 1 9

Trustees and officers
page 3 0

For more information
page 3 6

To Our Shareholders,

The future has arrived at John Hancock Funds.

We have always been firm believers in the powerful role the Internet can play in providing fund information to our shareholders and prospective investors. Recently, we launched a redesigned, completely overhauled Web site that is more visually pleasing, easier to navigate and, most importantly, provides more fund information and learning tools without overwhelming the user.

Not long after we embarked on this major project, a study was released by the Investment Company Institute, the mutual fund industry’s main trade group, which found that an overwhelming majority of shareholders consider the Internet the “wave of the future” for accessing fund information.

Our new site sports fresher and faster ways to access account information. New innovations allow investors to view funds by risk level, track the performance of the John Hancock funds of their choice or sort funds by Morningstar, Inc.’s star ratings. Investors who own a John Hancock fund through a qualified retirement plan and don’t pay sales charges when making a purchase have the option of sorting by a “Load Waived” Morningstar Rating, thereby creating an apples-to-apples comparison with no-load funds that may also be available in their retirement plan.

The new site also has more educational tools and interactive modules to educate and assist investors with their financial goals, from college savings to retirement planning. A new “I want to…” feature allows investors to check performance, invest more money, update personal information or download prospectuses and forms quickly and easily.

In another of our ongoing efforts to provide our shareholders with top-notch service, we also redesigned our shareholder reports, as you may have noticed with this report. We hope the larger size, more colorful cover and redesigned presentation of the commentary and data tables will draw you in and make them easier to read.

After you’ve read your shareholder report, we encourage you to visit our new Web site — www.jhfunds.com — and take a tour. It’s easy, fast and fun and allows you to be in control of what you see and do. In short, it’s the wave of the future!

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your fund at a glance

The Fund seeks long-term capital appreciation. To pursue this goal the Fund normally invests its assets in U.S. and foreign equity securities of any size. Equity securities include common and preferred stocks and their equivalents.

Over the last twelve months

► Stocks worldwide rallied sharply in 2006, with international markets leading the U.S. for the fourth consecutive year.

► Stock selection, particularly in the materials, consumer staples and health care sectors, accounted for the bulk of the Fund’s strong performance.

► Over the course of the year, we took advantage of buying opportunities among agricultural products and health care stocks.

John Hancock Global Opportunities Fund

Fund performance for the year ended December 31, 2006.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
Silver Standard Resources, Inc.	6.0%	Sasol Ltd.	5.0%

Sadia SA	5.8%	Agnico-Eagle Mines Ltd.	4.6%

Williams Cos., Inc. (The)	5.2%	Berkshire Hathaway, Inc. (Class B)	4.6%

British Energy Group Plc	5.2%	Suncor Energy, Inc.	4.5%

Canadian Natural Resources Ltd.	5.1%	Newmont Mining Corp.	4.5%

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Global Opportunities Fund

Effective January 23, 2007, the Fund’s name was changed to John Hancock Global Opportunities Fund to reflect its broader strategy.

Recently, Timothy M. Malloy joined the Fund’s portfolio management team, replacing Robert Junkin, who remains at the subadviser, focusing on mid-cap and health care stocks. Mr. Malloy, a vice president, joined John Hancock in 2005 and also serves on the portfolio management teams of several other John Hancock equity funds. He has 14 years of investment experience.

Stocks worldwide finished 2006 with strong gains, led by international markets. U.S. stocks started the year on a positive note, then gave back those gains last spring amid mounting concerns over declining global liquidity, rising inflation and the housing slowdown. Investor sentiment dramatically improved in the second half, as the U.S. economy showed resilience and the housing slowdown proved less problematic than expected. Inflation also showed signs of moderating. Fueled by strong corporate earnings, U.S. stocks ended the year with above-average gains. Most international equity markets, with the exception of Japan, did even better, beating the U.S. stock market for the fourth straight year. Emerging markets did especially well, as did many developed markets, particularly in Europe and the Far East. International markets also benefited from currency gains as the euro and some other foreign currencies strengthened against the dollar. Stocks continued to outpace bonds.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Sadia	▲	Rebound after near-term problems related to bird flu and importation bans in Russia
Shire	▲	Strong financial results after new product launch
Sasol	▼	Lower energy prices, delays at project in Qatar

2

Portfolio Managers, MFC Global Investment Management (U.S.), LLC
Timothy E. Keefe, CFA, Roger C. Hamilton and Timothy M. Malloy

Performance was strong

John Hancock Global Opportunities Fund’s Class A, Class B, Class C and Class I shares returned of 23.38%, 22.76%, 22.76% and 23.74%, respectively, at net asset value for the year ended December 31, 2006. Keep in mind that your net asset value return will differ from these results if you  were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please see pages six and seven. By comparison, the Morningstar, Inc. world stock fund category average returned 19.51% over the  12-month period1 while the Standard & Poor’s 500 Index, a broad measure of U.S. stock performance, returned 15.79% . Going forward, the Fund will begin using the Morgan Stanley Capital International (MSCI) All Country World Index to reflect the fact that the Fund holds a substantial number of non-U.S. stocks. The MSCI index reflects the performance of 48 developed and emerging markets. In 2006, it returned 20.95% .

“Stocks worldwide finished
2006 with strong gains, led by
international markets.”

Stock selection drove returns

Stock picking drove the bulk of the Fund’s outperformance, although sector allocation was also positive. Our focus remained on great businesses whose stocks were selling at attractive valuations relative to their assets. We continued to favor large-cap companies with high free cash flow businesses, improving prospects and management teams that could create value for shareholders. We also looked for catalysts — such as restructurings, acquisitions, improved pricing and new management — that could help unlock the stock’s intrinsic value. Stock selection in the materials, consumer staples and health care sectors had the biggest positive impact on performance.  In addition, the Fund had much larger than average stakes in energy and materials, where we believed strong demand and tight supply would push

Global Opportunities Fund

3

prices higher. The overweight in energy, along with an underweight in technology, contributed positively to the Fund’s outperformance.

Materials sector produced outsized gains

In the materials sector, we remained focused on precious metals stocks. Many of these stocks benefited as gold and silver prices closed the year well above their starting points. The Fund benefited from investments in Canadian mining companies Agnico-Eagle Mines Ltd. and Silver Standard Resources, Inc., both of which posted sharp gains. Agnico-Eagle, which mines gold, diversified its risk and improved its production outlook with the acquisition of new properties. We took some profits after Agnico appreciated and added to our stake in Silver Standard, as silver prices slid lower and the stock price fell. Silver Standard later rallied, driven by higher silver prices, news of some significant new finds and the completion of financing to bring production on line. Elsewhere in the materials sector, Novelis, Inc., an aluminum processing company in Canada, also did quite well, as its earning outlook improved under the direction of new management.

SECTOR DISTRIBUTION[2]
Materials	31%
Energy	29%
Consumer staples	10%
Utilities	7%
Health care	7%
Financials	6%
Consumer discretionary	6%
Telecommunications	4%

Winners also came from consumer staples and health care

Among the standouts in the consumer staples sector were agricultural products companies, an industry where we found attractive buying opportunities over the summer. We bought Sadia SA, a Brazilian food company, when the stock declined amid some near-term issues related to the bird flu and Russia’s ban on the importation of pork. We thought that investors had overreacted and moved to accumulate a position in what we saw as a rapidly growing business with a great management team. As investors began to realize that many of these issues were temporary, the stock bounced back nicely. Bunge Ltd., a global soy  bean processor, was another very strong performer. It rallied as soy bean prices appreciated in the wake of higher corn prices.

We also had some great performance from health care stocks, despite having a relatively small stake in the sector. Shire Plc, a large pharmaceutical company in the United Kingdom, posted strong financial results after it launched a new patch treatment for Attention Deficit Hyperactivity Disorder. Shire’s stock appreciated substantially as investors took notice.

Global Opportunities Fund

4

Energy and utilities disappoint

Energy stocks detracted from performance, mainly because the stocks we invested in tended to be more sensitive to changes in commodity prices than the stocks of integrated oil service providers. Commodity-sensitive energy stocks produced positive returns, but lost some ground as oil prices declined. Sasol Ltd., a South African company that uses coal to make clean natural gas, was the chief detractor. Lower energy prices and delays at a new project in Qatar combined to pressure the stock. In addition, a small position in CONSOL Energy, Inc., a leading coal mining company in the United States, hampered returns, as excess supply in the industry pressured pricing. Returns from the Fund’s utilities stocks were also weaker than expected, although no one stock stood out as a major detractor. Other disappointments included Newmont Mining Corp., a leading gold producer that declined amid start-up problems at a new mine in Ghana, rising production costs and growing concerns about political instability in South America.

“Stock picking drove the bulk of the
Fund’s outperformance, although
sector allocation was also positive.”

Outlook is optimistic based on stock selection process

While we prefer not to make any attempt to forecast what stocks in any market will do in 2007, we do think we will continue to find volatility in different stocks and different regions of the world. We’re excited because volatility creates buying opportunities that allow us to create long-term value for shareholders. We also look forward to being able to invest in whatever corner of the world we find the best bottom-up stock opportunities. Looking ahead, we expect our stock selection process to be the biggest driver of Fund returns.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Global Opportunities Fund

5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	17.21%	—	—	19.76%	17.21%	—	—	39.30%

B	2-28-05	17.76	—	—	20.68	17.76	—	—	41.29

C	2-28-05	21.76	—	—	22.53	21.76	—	—	45.29

I [1]	2-28-05	23.74	—	—	23.51	23.74	—	—	47.43

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Global Opportunities Fund

6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

With
	Period	Without	maximum
Class	beginning	sales charge	sales charge	Index 1	Index 2	Index 3

B	2-28-05	$14,529	$14,129	$13,238	$12,195	$12,896

C1	2-28-05	14,529	14,529	13,238	12,195	12,896

I [2]	2-28-05	14,743	14,743	13,238	12,195	12,896

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Morgan Stanley Capital International (MSCI) All Country World Index — Index 1 — is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index — Index 3 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I share prospectus.

Global Opportunities Fund

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,119.60	$7.21

Class B	1,000.00	1,116.20	9.60

Class C	1,000.00	1,116.20	9.60

Class I	1,000.00	1,121.40	5.61

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Global Opportunities Fund

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[1]

Class A	$1,000.00	$1,018.40	$6.87

Class B	1,000.00	1,016.13	9.15

Class C	1,000.00	1,016.13	9.15

Class I	1,000.00	1,019.92	5.34

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.35%, 1.80%, 1.80% and 1.05% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Global Opportunities Fund

9

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 12-31-06

This schedule is divided into two main categories: common stocks and options purchased. The common stocks are further broken down by industry group.

Issuer	Shares	Value

Common stocks 100.38%		$4,413,175
(Cost $3,440,544)
Agricultural Products 3.54%		155,896

Bunge Ltd. (Bermuda)	2,150	155,896
Aluminum 4.12%		181,303

Novelis, Inc. (Canada)	6,510	181,303
Diversified Chemicals 4.12%		181,335

Bayer AG (Germany) (C)	3,368	181,335
Diversified Metals & Mining 5.48%		241,087

Agnico-Eagle Mines Ltd. (Canada)	4,900	202,076

Freeport-McMoRan Copper & Gold, Inc. (Class B)	700	39,011
Electric Utilities 6.97%		306,468

British Energy Group Plc (United Kingdom) (I)	21,290	226,256

Korea Electric Power Corp., American Depositary Receipt (ADR)
(South Korea)	3,532	80,212
Food Retail 3.21%		140,963

Parmalat SpA (Italy) (C)(I)	6,040	25,965

Tesco Plc (United Kingdom)	14,526	114,998
Gold 9.83%		432,067

Barrick Gold Corp. (Canada)	1,600	49,120

Goldcorp, Inc. (Canada)	6,591	187,448

Newmont Mining Corp.	4,330	195,499
Insurance Brokers 0.95%		41,695

Willis Group Holdings Ltd. (Bermuda)	1,050	41,695
Integrated Oil & Gas 4.53%		199,248

Suncor Energy, Inc. (Canada)	2,525	199,248
Integrated Telecommunication Services 3.70%		162,555

Chunghwa Telecom Co., Ltd., (ADR) (Taiwan)	8,239	162,555
Internet Software & Services 1.07%		47,060

eBay, Inc. (I)	1,565	47,060
Managed Health Care 2.77%		121,768

Aetna, Inc.	2,820	121,768
Oil & Gas Exploration & Production 19.58%		860,829

Canadian Natural Resources Ltd. (Canada)	4,190	223,034

Denbury Resources, Inc. (I)	6,750	187,582

See notes to financial statements

Global Opportunities Fund

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Oil & Gas Exploration & Production (continued)

EnCana Corp. (Canada)	1,250	$57,437

Sasol Ltd., (ADR) (South Africa)	5,895	217,526

Southwestern Energy Co. (I)	5,000	175,250
Oil & Gas Storage & Transportation 5.20%		228,550

Williams Cos., Inc. (The)	8,750	228,550
Packaged Food & Meats 5.81%		255,368

Sadia SA, (ADR) (Brazil)	7,491	255,368
Pharmaceuticals 3.83%		168,234

Shire Plc, (ADR) (United Kingdom)	2,724	168,234
Precious Metals & Minerals 6.01%		264,364

Silver Standard Resources, Inc. (Canada) (I)	8,600	264,364
Property & Casualty Insurance 5.17%		227,125

Berkshire Hathaway, Inc. (Class B) (I)	55	201,630

White Mountains Insurance Group Ltd. (Bermuda)	44	25,495
Steel 1.21%		53,226

Ternium SA, (ADR) (Luxembourg) (I)	1,800	53,226
Tobacco 3.28%		144,034

British American Tobacco Plc (United Kingdom)	5,150	144,034

	Exercise	Expiration	Number of
Issuer	price	date	contracts	Value

Options purchased 0.01%				$390
(Cost $7,329)
Puts 0.01%				390

Retail HOLDRs Trust	$95	January 07	13	390

Total investments (Cost $3,447,873) 100.39%				$4,413,565

Other assets and liabilities, net (0.39%)				($17,174)

Total net assets 100.00%				$4,396,391

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

Global Opportunities Fund

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $3,447,873)	$4,413,565
Cash and cash equivalents	7,557
Dividends receivable	482
Receivable from affiliates	8,453
Other assets	8
Total assets	4,430,065

Liabilities

Payable to affiliates
Management fees	2,802
Distribution and service fees	343
Other	256
Other payables and accrued expenses	30,273
Total liabilities	33,674

Net assets

Capital paid-in	3,434,823
Accumulated net realized gain on investments
and foreign currency transactions	(3,976)
Net unrealized appreciation of investments	965,692
Distributions in excess of net investment income	(148)
Net assets	$4,396,391

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($3,958,305 ÷ 300,604 shares)	$13.17
Class B ($145,336 ÷ 11,142 shares)	$13.04
Class C ($145,336 ÷ 11,142 shares)	$13.04
Class I ($147,414 ÷ 11,160 shares)	$13.21

Maximum offering price per share

Class A1 ($13.17 ÷ 95%)	$13.86

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Global Opportunities Fund

12

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends (net of foreign withholding taxes of $3,667)	$43,920
Interest	1,420
Securities lending	764
Total investment income	46,104

Expenses

Investment management fees (Note 2)	29,557
Distribution and service fees (Note 2)	12,602
Accounting and legal services fees	560
Compliance fees	188
Custodian fees	19,091
Printing fees	10,899
Professional fees	8,874
Blue sky fees	5,336
Trustees’ fees	336
Federal excise tax	145
Interest	56
Security lending fees	27
Miscellaneous	1,076
Total expenses	88,747
Less expense reductions (Note 2)	(34,766)
Net expenses	53,981
Net investment loss	(7,877)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	311,584
Foreign currency transactions	(622)
Change in net unrealized appreciation (depreciation) of investments	529,183
Net realized and unrealized gain	840,145
Increase in net assets from operations	$832,268

See notes to financial statements

Global Opportunities Fund

13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year
	ended	ended
	12-31-05[1,2]	12-31-06

Increase (decrease) in net assets
From operations
Net investment income (loss)	$180	($7,877)
Net realized gain	127,434	310,962
Change in net unrealized appreciation (depreciation)	436,509	529,183
Increase in net assets resulting from operations	564,123	832,268
Distributions to shareholders
From net investment income
Class A	—	(613)
Class I	—	(432)
	—	(1,045)
From net realized gain
Class A	(83,622)	(309,009)
Class B	(3,097)	(11,446)
Class C	(3,097)	(11,446)
Class I	(3,097)	(11,444)
	(92,913)	(343,345)
From Fund share transactions	3,092,913	344,390

Net assets
Beginning of period	—	3,564,123
End of period	$3,564,123[3]	$4,396,391

1 Audited by previous auditor.

2 Beginning of operations from 2-28-05 through 12-31-05.

3 Includes accumulated (distributions in excess of) net investment income of $1,044 and of ($148), respectively.

See notes to financial statements

Global Opportunities Fund

14

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06

Per share operating performance
Net asset value, beginning of period	$10.00	$11.57
Net investment loss[3]	—[4]	(0.02)
Net realized and unrealized
gain on investments	1.88	2.73
Total from investment operations	1.88	2.71
Less distributions
From net investment income	—	—[4]
From net realized gain	(0.31)	(1.11)
	(0.31)	(1.11)
Net asset value, end of period	$11.57	$13.17
Total return[5] (%)	18.85[6,7]	23.38[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	$3	$4
Ratio of net expenses to average
net assets (%)	1.35[8]	1.35
Ratio of gross expenses to average
net assets (%)	2.83[8,9]	2.23[9]
Ratio of net investment income (loss)
to average net assets (%)	0.03[8]	(0.18)
Portfolio turnover (%)	77[6]	61

See notes to financial statements

Global Opportunities Fund

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06

Per share operating performance
Net asset value, beginning of period	$10.00	$11.52
Net investment loss[3]	(0.04)	(0.08)
Net realized and unrealized
gain on investments	1.87	2.71
Total from investment operations	1.83	2.63
Less distributions
From net realized gain	(0.31)	(1.11)
Net asset value, end of period	$11.52	$13.04
Total return[5] (%)	18.35[6,7]	22.76[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80
Ratio of gross expenses to average
net assets (%)	3.38[8,9]	2.68[9]
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)
Portfolio turnover (%)	77[6]	61

See notes to financial statements

Global Opportunities Fund

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06

Per share operating performance
Net asset value, beginning of period	$10.00	$11.52
Net investment loss[3]	(0.04)	(0.08)
Net realized and unrealized
gain on investments	1.87	2.71
Total from investment operations	1.83	2.63
Less distributions
From net realized gain	(0.31)	(1.11)
Net asset value, end of period	$11.52	$13.04
Total return[5] (%)	18.35[6,7]	22.76[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets (%)	1.85[8]	1.80
Ratio of gross expenses to average
net assets (%)	3.38[8,9]	2.68[9]
Ratio of net investment loss
to average net assets (%)	(0.47)[8]	(0.63)
Portfolio turnover (%)	77[6]	61

See notes to financial statements

Global Opportunities Fund

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06

Per share operating performance
Net asset value, beginning of period	$10.00	$11.60
Net investment income[3]	0.03	0.02
Net realized and unrealized
gain on investments	1.88	2.74
Total from investment operations	1.91	2.76
Less distributions
From net investment income	—	(0.04)
From net realized gain	(0.31)	(1.11)
	(0.31)	(1.15)
Net asset value, end of period	$11.60	$13.21
Total return[5] (%)	19.15[6,7]	23.74[7]

Ratios and supplemental data
Net assets, end of period
(in millions)	—[10]	—[10]
Ratio of net expenses to average
net assets (%)	1.05[8]	1.05
Ratio of gross expenses to average
net assets (%)	2.58[8,9]	1.93[9]
Ratio of net investment income
to average net assets (%)	0.33[8]	0.12
Portfolio turnover (%)	77[6]	61

[1] Beginning of operations from 2-28-05 through 12-31-05.
[2] Audited by previous auditor.
[3] Based on the average of the shares outstanding.
[4] Less than $0.01 per share.
[5] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6] Not annualized.
[7] Total return would have been lower had certain expenses not been reduced during the period shown.
[8] Annualized.
[9] Does not take into consideration expense reductions during the period shown.
[10] Less than $500,000.

See notes to financial statements

Global Opportunities Fund

18

Notes to financial statements

Note 1 Accounting policies

John Hancock Global Opportunities Fund (the “Fund”) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is not sold to the general public and all the outstanding shares are owned by John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), and subsidiaries of John Hancock Life Insurance Company (“JHLICO”).

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Global Opportunities Fund

19

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Options

The Fund may enter into option contracts. Options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counter-parties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

The Fund had no written option transactions during the year ended December 31, 2006.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with

Global Opportunities Fund

20

other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned on December 31, 2006. Securities lending expenses are paid by the Fund to the lending agent.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. Net capital losses of $148 that are attributable to security transactions incurred after October 31, 2006, are treated as arising on January 1, 2007, the first day of the Fund’s next taxable year.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Fund’s financial statements. The Fund will implement this pronouncement no later than June 29, 2007 and the effects will be noted in the Fund’s semiannual financial statements.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions, if any, to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005 the tax character of distributions paid was as follows: ordinary income $92,913. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $163,031 and long-term capital gains $181,358. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2006, the components of distributable earnings on a tax basis included $2,720 undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Global Opportunities Fund

21

Note 2

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund’s average daily net asset value.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees and transfer agent fees, to 1.05% of the Fund’s average daily net asset value, with respect to Class A, Class B, Class C and Class I shares, at least until April 30, 2007. Accordingly, the expense reductions related to this total expense limitation amounted to $34,766 for the year ended December 31, 2006. The Adviser reserves the right to terminate these limitations in the future.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of JHLICO, a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

Effective October 1, 2006, Sovereign changed its name to MFC Global Investment Management (U.S.), LLC.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, as amended, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of the average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Expenses under the agreements described above for the year ended December 31, 2006 were as follows:

Distribution and
Share class	service fees

Class A	$10,644
Class B	979
Class C	979
Total	$12,602

Class A shares are assessed up-front sales charges. During the year ended December 31, 2006 JH Funds received no net up-front sales charges with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2006, JH Funds received no CDSCs with regard to Class B and Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For

Global Opportunities Fund

22

Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. Signature Services has agreed to waive the asset-based portion of its fee until further notice. There were no transfer agent fee reductions during the year ended December 31, 2006. Signature Services reserves the right to terminate this reimbursement limitation in the future.

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $560. The Fund also paid the Adviser the amount of $404 for certain publishing services. The Fund reimbursed JHLICO for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICO owned 300,604 Class A shares, 11,142 Class B shares, 11,142 Class C shares and 11,161 Class I shares of beneficial interest of the Fund on December 31, 2006.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affili-ates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to re-flect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 3

Fund share transactions

This listing illustrates the number of Fund shares sold during the last period, along with the corresponding dollar value.

	Period ended 12-31-05[1,2]		Year ended 12-31-06
	Shares	Amount	Shares	Amount

Class A shares
Sold	270,000	$2,700,000	—	—
Distributions reinvested	7,342	83,622	23,262	309,622
Net increase	277,342	$2,783,622	23,262	$309,622

Class B shares
Sold	10,000	$100,000	—	—
Distributions reinvested	273	3,097	869	11,446
Net increase	10,273	$103,097	869	$11,446

Class C shares
Sold	10,000	$100,000	—	—
Distributions reinvested	273	3,097	869	11,446
Net increase	10,273	$103,097	869	$11,446

Class I shares
Sold	10,000	$100,000	—	—
Distributions reinvested	271	3,097	889	11,876
Net increase	10,271	$103,097	889	$11,876

Net increase	308,159	$3,092,913	25,889	$344,390

1 Audited by previous auditor.

2 Beginning of operations from 2-28-05 through 12-31-05.

Global Opportunities Fund

23

Note 4

Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2006, aggregated $2,476,238 and $2,416,636, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $3,454,569. Gross unrealized appreciation and depreciation of investments aggregated $990,401 and $31,405, respectively, resulting in net unrealized appreciation of $958,996. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note 5

Reclassification of accounts

During the year ended December 31, 2006, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $7,729, a decrease in accumulated net investment loss of $7,730 and a decrease in capital paid-in of $1. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for net operating loss and certain foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note 6 Subsequent event

Effective January 23, 2007, the Fund’s name was changed to John Hancock Global Opportunities Fund.

The Fund seeks long-term capital appreciation. To pursue this goal the Fund normally invests its assets in U.S. and foreign equity securities of any size. Equity securities include common and preferred stocks and their equivalents.

Global Opportunities Fund

24

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Opportunities Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the “Fund”) as of December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets of the Fund and the financial highlights for the period ended December 31, 2005 was audited by another independent registered public accounting firm, whose report dated February 16, 2006, expressed unqualified opinions thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2007

25

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2006.

The Fund has designated distribution of $181,358 to shareholders as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2006, 23.74% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

26

Board Consideration of Investment Advisory Agreement: John Hancock Global Opportunities Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), initially to review and approve the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Global Opportunities Fund (the “Fund”).

At a meeting held on December 14, 2004, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement. During such meeting, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and (ii) the advisory fees of comparable portfolios of other clients of the Adviser. The Independent Trustees also considered information that was provided in connection with the Trustees annual review of the advisory agreement for other funds managed by the Adviser including (i) the Adviser’s financial results and condition, (ii) the background and experience of senior management and investment professionals, (iii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates to other series of the Trust and (iv) the Adviser’s record of compliance with applicable laws and regulations, with the funds’ investment policies and restrictions, and with the funds’ Code of Ethics and the structure and responsibilities of the Adviser’s compliance department.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those references below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support approval of the Advisory Agreement.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory rate to be payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the median fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was slightly lower than the average advisory fee rate for the Morningstar Large Cap Value Category. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services to be provided.

The Board received and considered information regarding the Fund’s estimated total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the similar funds. The Board noted that

27

the total operating expense ratio of the Fund was projected to be slightly higher than the average total expense ratio of the Morningstar Large Cap Value Category. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s projected overall expense ratio supported the approval of the Advisory Agreement.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at the time

In light of the fact that the Fund had not yet commenced normal operations, the Board noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Board considers whether to continue the Advisory Agreement, were not germane to its initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the other funds managed by the Adviser receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreement.

At a meeting held on December 6, 2005, the Board reviewed a Subadvisory Agreement among the Fund, the Adviser and Sovereign Asset Management, LLC, an affiliate of the Adviser (the “Subadviser”). At that meeting, the Adviser proposed, and the Board accepted, a reorganization of the Adviser’s operations and the transfer to the Subadviser of all of the Adviser’s investment personnel. As a result of this restructuring, the Adviser remains the principal adviser to the Fund and the Subadviser acts as subadviser under the supervision of the Adviser. In evaluating the Subadviser Agreement, the Board relied upon the review that it conducted at its May and June 2005 meetings, which was discussed in the last shareholders report, the Board’s familiarity with the operations and personnel transferred to Sovereign and representations by the Adviser that the reorganization would not result in a change in the quality of services provided under the Subadvisory Agreement or the personnel responsible for the day-to-day management of the Fund. The Board also reviewed an analysis of the fee paid by the Adviser to the Subadviser under the Subadvisory Agreement relative to subadvisory fees paid by the Adviser and its affiliates to third party subadvisers and fees paid by a peer group of unaffiliated investment companies. After considering

28

the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Subadvisory Agreement was the in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Subadvisory Agreement, which became effective on December 31, 2005.

29

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion , Born: 1946	2005	64
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin , Born: 1940	2005	64
Director and Treasurer, Alpha Analytical Laboratories Inc. (chemical analysis)
(since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency,
Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin
Insurance Agency, Inc. (until 2005); Director and Treasurer, Rizzo Associates
(engineering) (until 2000); Chairman and Chief Executive Officer, Carlin
Consolidated, Inc. (management/investments) (since 1987); Director and
Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following:
Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000),
HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999),
Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	2005	64
President and Chief Executive Officer, Brookline Bancorp, Inc. (lending) (since
1972); Chairman and Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998); Vice Chairman, Northeastern University Board of Trustees (since 2004).

William H. Cunningham , Born: 1944	2005	64
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and Chief Executive Officer,
IBT Technologies (until 2001); Director of the following: Hire.com (until 2004),
STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until
2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln
National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation
(diversified life insurance company) (until 2006), New Century Equity Holdings

30

Independent Trustees (continued)

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham , Born: 1944 (continued)	2005	64
(formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest
Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until
2001); Advisory Director, Q Investments (until 2003); Advisory Director,
JPMorgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television
(since 2002), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2005	64
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director, AmeriGas, Inc.
(retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(until 2007).

John A. Moore,[2] Born: 1939	2005	64
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Senior Scientist, Sciences International
(health research) (until 2003); Former Assistant Administrator and Deputy
Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research
(nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	2005	64
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	64
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

31

Non-Independent Trustee[3]

Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”), John Hancock Funds, LLC and The
Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) (since
2005); President, U.S. Annuities; Senior Vice President, The Manufacturers
Life Insurance Company (U.S.A.) (until 2004).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2006
Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

32

Principal officers who are not Trustees (continued)

Name, age
Position(s) held with Fund	Officer
Principal occupation(s) and	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen, Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2Member of Audit Committee.

3Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

33

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Kirkpatrick & Lockhart
601 Congress Street	One Wall Street	Preston Gates Ellis LLP
Boston, MA 02210-2805	New York, NY 10286	1 Lincoln Street
Boston, MA 02110-2950
Subadviser	Transfer agent
MFC Global Investment	John Hancock Signature	Independent registered
Management (U.S.), LLC	Services, Inc.	public accounting firm
101 Huntington Avenue	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02199	Suite 1000	125 High Street
Principal distributor	Boston, MA 02217-1000	Boston, MA 02110
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

36

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

6900A 12/06
2/07

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $134,200 for the fiscal year ended December 31, 2005 (broken out as follows: John Hancock Balanced Fund - $34,500, John Hancock Large Cap Equity Fund - $41,150, John Hancock Large Cap Intrinsic Value Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $41,150) and $105,450 for the fiscal year ended December 31, 2006 (broken out as follows: John Hancock Balanced Fund - $26,250, John Hancock Large Cap Equity Fund - $30,500, John Hancock Global Opportunities Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $31,300). Effective January 23, 2007, John Hancock Large Cap Intrinsic Value Fund changed its name to John Hancock Global Opportunities Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended December 31, 2005 and fiscal year ended December 31, 2006 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $11,900 for the fiscal year ended December 31, 2005 (broken out as follows: John Hancock Balanced Fund - $2,400, John Hancock Large Cap Equity Fund - $2,400, John Hancock Large Cap Intrinsic Value Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund - $2,350 and John Hancock Sovereign Investors Fund - $2,400) and $15,900 for the fiscal year ended December 31, 2006 broken out as follows: John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund - $2,350 and John Hancock Sovereign Investors Fund - $4,000). Effective January 23, 2007, John Hancock Large Cap Intrinsic Value Fund changed its name to John Hancock Global Opportunities Fund. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended December 31, 2005 and fiscal year ended December 31, 2006 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2005 and December 31, 2006 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended December 31, 2006, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $14,100 for the fiscal year ended December 31, 2005, and $872,192 for the fiscal year ended December 31, 2006.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(3) Proxy Voting Policies and Procedures are attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

By: /s/ John G. Vrysen
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John G. Vrysen
Chief Financial Officer

Date: February 27, 2007